UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8268
                 ----------------------------------------------

                                 FIRSTHAND FUNDS
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                125 SOUTH MARKET
                                   SUITE 1200
                           SAN JOSE, CALIFORNIA 95113
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

 (Name and Address of Agent for Service)                  Copy to:

             Kevin M. Landis                       Kelvin K. Leung, Esq.
   Firsthand Capital Management, Inc.        Firsthand Capital Management, Inc.
      125 South Market, Suite 1200              125 South Market, Suite 1200
       San Jose, California 95113                San Jose, California 95113

                                                  Karen Jacoppo-Wood, Esq.
                                            State Street Bank and Trust Company
                                               One Federal Street, 9th Floor
                                                Boston, Massachusetts 02110

                                                  Steven G. Cravath, Esq.
                                                  Morrison & Foerster LLP
                                                2000 Pennsylvania Avenue, NW
                                                 Washington, DC 20006-1888


Registrant's telephone number, including area code:  (408) 294-2200
                                                     --------------

Date of fiscal year end:  December 31
Date of reporting period:  June 30, 2003

Item 1.  Reports to Shareholders.

                             Firsthand Funds
                             Semi-Annual
                             Report to Shareholders

                               [GRAPHIC OMITTED]

                                             Firsthand Technology Value Fund (R)
                                               Firsthand Technology Leaders Fund
                                            Firsthand Technology Innovators Fund
                                                       Firsthand e-Commerce Fund
                                                Firsthand Global Technology Fund

[LOGO]Firsthand(R)                                                     June 2003
                                                                     (unaudited)

Contents

 Performance Summary                                                2
 President's Letter                                                 3
 Performance and Portfolio Discussions
  Firsthand Technology Value Fund(R)                                6
  Firsthand Technology Leaders Fund                                 8
  Firsthand Technology Innovators Fund                             10
  Firsthand e-Commerce Fund                                        12
  Firsthand Global Technology Fund                                 14

 Financial Statements
  Portfolio of Investments
   Firsthand Technology Value Fund                                 17
   Firsthand Technology Leaders Fund                               21
   Firsthand Technology Innovators Fund                            23
   Firsthand e-Commerce Fund                                       26
   Firsthand Global Technology Fund                                28
  Statements of Assets and Liabilities                             30
  Statements of Operations                                         32
  Statements of Changes in Net Assets                              34
  Financial Highlights
   Firsthand Technology Value Fund                                 39
   Firsthand Technology Leaders Fund                               40
   Firsthand Technology Innovators Fund                            41
   Firsthand e-Commerce Fund                                       42
   Firsthand Global Technology Fund                                43
  Notes to Financial Statements                                    46

Performance Summary

Period Returns (average annual total returns as of 6/30/03)

FUND                                       Q2 '03   YTD     1-YEAR   3-YEAR  5-YEAR
                                           TOTAL*  TOTAL*
-----------------------------------------------------------------------------------
Firsthand Technology Value Fund(R)         38.98%  31.07%    5.75%  -38.79%  -1.01%
Firsthand Technology Leaders Fund          24.19%  25.82%    6.26%  -36.93%   1.02%
Firsthand Technology Innovators Fund       40.91%  25.34%    9.15%  -41.74%   2.50%
Firsthand e-Commerce Fund                  28.43%  21.63%   11.95%  -43.99%     --
Firsthand Global Technology Fund           51.71%  46.69%   10.25%      --      --
Nasdaq                                     21.11%  21.82%   11.44%  -25.49%  -2.73%
DJIA                                       13.12%   9.01%   -0.48%   -3.03%   1.91%
S&P 500                                    15.39%  11.76%    0.25%  -11.19%  -1.61%

*     Not annualized.

Returns Since Inception (average annual total returns as of 6/30/03)

                                               AVERAGE ANNUAL
FUND (INCEPTION DATE)                           TOTAL RETURN    NASDAQ    DJIA     S&P 500
------------------------------------------------------------------------------------------
Firsthand Technology Value Fund(R)(5/20/94**)      15.07%        9.58%   12.25%     10.61%
Firsthand Technology Leaders Fund (12/10/97)        5.68%        0.33%    3.85%      1.40%
Firsthand Technology Innovators Fund (5/20/98)      4.42%       -2.18%    1.67%     -1.13%
Firsthand e-Commerce Fund (9/30/99)               -30.55%      -12.82%   -1.87%     -5.74%
Firsthand Global Technology Fund (9/29/00)        -31.26%      -25.41%   -4.12%    -11.83%

** Firsthand Technology Value Fund commenced operations on May 20, 1994; the SEC effective date for Firsthand Technology Value Fund is December 15, 1994. Firsthand Technology Value Fund average annual total return since effective date is 13.95%.

Returns assume reinvestment of all dividends and distributions and include all fund expenses but do not reflect the impact of taxes. Past performance cannot guarantee future results. Investment returns and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

The "Relative Performance" charts on the following pages assume an initial investment of $10,000 and reinvestment of dividends and capital gains and include all fund expenses. The hypothetical charts do not reflect the effect of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The Dow Jones Industrial Average (DJIA) is a group of 30 stocks tracked by the Dow Jones Company. The Nasdaq Composite Index (Nasdaq) is a capitalization-weighted index of all common stocks listed with Nasdaq. The Standard & Poor's 500 Index (S&P 500) is a market-weighted index of 500 stocks of well-established companies. Each index represents an unmanaged, broad-based basket of stocks. These indices are typically used as benchmarks for overall market performance. The Lipper Science and Technology Fund Index includes the largest 30 mutual funds in the group, which, by prospectus or portfolio practice, invest at least 80% of their equity portfolios in science and technology stocks.


[LOGO]Firsthand(R)

[PHOTO]

DEAR FELLOW SHAREHOLDERS,

A year ago, in our 2002 Semi-Annual Report to Shareholders, I commented on the stark contrast between the stock market, where things still looked and felt pretty bad, and the real world, where things were starting to get better. Today I am happy to report that both have improved substantially since then: The markets have begun to reflect the business recovery, and the cycle of self-fulfilling pessimism may finally be broken.

Recent performance has been great. For the first six months of 2003 the Nasdaq Composite Index was up 21.82%. Our funds did even better, with returns ranging from 21.63% for Firsthand e-Commerce Fund to 46.69% for Firsthand Global Technology Fund.

We believe our strong first-half performance was the result of several things going right at once. Uncertainty over the Iraq war was largely resolved. The economy continued to improve, and many companies began to report improving financial results. Finally, we owned more than our fair share of stocks on the upswing. We can also attribute part of the rally to what didn't happen: There were no major new corporate scandals or acts of domestic terrorism.

VALUATIONS

The question of the day now seems to be, "Are technology stocks already too expensive again?" Although it's hard to give a blanket answer, we can say that for most of the companies we own, we believe the answer is no. It's not unusual for stocks to post outlandish appreciation figures when recovering from a crash. When a $10 stock falls to $2, then recovers to $3, the 50% appreciation can be a deceptive statistic-it doesn't necessarily make it overpriced. It's also common for growth stocks to look most expensive when they are crossing over into profitability. A high P/E on a stock that earns 1 or 2 cents per share may appear much more reasonable once revenue growth and operating leverage drive the number to 5 or 6 cents per share.

Interest rates also remained quite low in Q1 and Q2, opening the door for the bigger technology franchises, which cannot realistically be expected to achieve high rates of growth, to bolster stock prices by raising dividends. Consider the following scenario:

Let's imagine that Microsoft decides to pay a dividend that's 50% of earnings, which is not abnormal for a mature company. For Microsoft, that would suggest a dividend of about 46 cents, based on its last twelve months' earnings of 92 cents per share. Currently the average yield of the 30 stocks in the Dow Jones Industrial Average is


                                                     2003 Semi-Annual Report | 3
about 2.5%. If we assume that 2.5% is a competitive yield for a solid company, that would suggest that the market would be willing to pay about $18.40 per share just for Microsoft's dividend. With its stock trading between $25 and $30 per share and the company's potential for growth, one could argue that Microsoft looks pretty cheap for a company with such dividend-paying potential.

SIGNS OF GROWTH

Prospects for many technology companies are definitely looking brighter. Sales of digital cameras (which we estimate will be approximately 45 million units this year) recently surpassed traditional film cameras. Sometime later this year or early 2004, sales of camera phones (currently about 10% of all cell phones shipped) are expected to surpass digital cameras. The overall cell phone market, stuck near the 400-million-unit plateau for three straight years, is growing again. True, it's "only" growing by about 10% this year, but we think that's pretty healthy for a large, established market.

Second-quarter PC shipments grew 10% over the corresponding period last year. That's good news not only for PC makers, but also for suppliers of microprocessors, memory and graphics chips, and disk drive manufacturers. The emerging markets for personal video recorders and game consoles should also be a boon to that same component supplier base. Meanwhile, component inventories are at their lowest levels in years.

Internet use grew throughout the downturn. For the first six months of 2003 online consumer sales were $42.4 billion. That compares to $24 billion in the first half of 2001, but it's still only about 4% of U.S. retail sales.

LOOKING AHEAD

Opportunities abound, in our view, but there are still plenty of pitfalls. We expect that many familiar names in technology will be poorly positioned this time around. There could also be big surprises in end-market demand--remember that the Internet took off while we were all expecting a revolution in hand-held computers. At Firsthand, one of our toughest challenges is to try to expect the unexpected, and to adapt as technology achieves traction in unexpected places.

We realize that the last three years have been incredibly difficult, particularly for investors in technology funds. We appreciate the confidence and discipline you have shown throughout this time. From all of us at Firsthand, thank you for your business.


                   /S/ Kevin Landis

                   Kevin Landis
                   President and Chief Executive Officer


[LOGO]Firsthand(R)

                      PERFORMANCE AND PORTFOLIO DISCUSSIONS

                       Firsthand Technology Value Fund(R)

                        Firsthand Technology Leaders Fund

                      Firsthand Technology Innovators Fund

                            Firsthand e-Commerce Fund

                        Firsthand Global Technology Fund


                                                     2003 Semi-Annual Report | 5

Firsthand Technology Value Fund

Performance and Portfolio Discussion
--------------------------------------------------------------------------------

For the six months ending June 30, 2003, Firsthand Technology Value Fund (TVFQX) posted a 31.07% gain, versus a 21.82% gain for the Nasdaq Composite Index and a 22.48% gain for the Lipper Science and Technology Fund Index. The Fund rose 38.98% during Q2, as compared to 21.11% and 22.80% gains for the Nasdaq and Lipper peer group benchmarks, respectively.

The Fund finished Q1 with a slight loss as the combination of a tepid economic recovery, the war in Iraq, and the SARS (severe acute respiratory syndrome) outbreak proved to be enough to depress the technology sector. However, as the war concluded and the SARS scare subsided, renewed confidence led investors back to some beaten-down stocks.

We believe the Fund's positive performance during this period was the result of its disciplined strategy of investing in undiscovered and/or unloved technology stocks, even in the midst of the bear market. Indeed, some of the Fund's greatest gains came from depressed technology companies that many investors had given up on.

Former high-flying communications chip-makers Applied Micro Circuits (AMCC) and PMC-Sierra (PMCS), and fiber-optics supplier Corning (GLW) posted large first-half gains as they attracted renewed interest from investors seeking potential turnaround opportunities. Other formerly out-of-favor tech stocks that rallied strongly included disk-drive manufacturer Western Digital (WDC), storage software company Legato Systems (LGTO), and networking equipment firm Enterasys Networks (ETS).

Also helping boost Fund performance were semiconductor companies with significant exposure to consumer electronics markets. Driven by strong consumer spending, our holdings in SanDisk (SNDK), Lexar Media (LEXR), and Zoran (ZRAN) performed well as demand for flash memory cards and DVD players continued to grow.

Among the stocks negatively affecting fund performance for the period were Websense (WBSN), Skyworks Solutions (SWKS), Riverstone Networks (RSTN), and Read-Rite (RDRT). After coming off a seasonally strong Q4, Websense raised prices and rolled out a new version of its employee Internet management software in Q1. The company subsequently revised its near-term outlook when this upgrade failed to generate significant new sales among existing customers. Shares of wireless chipmaker Skyworks Solutions dropped as the company's business was temporarily disrupted by the SARS outbreak in Asia. Riverstone Networks and Read-Rite had more serious problems to contend with as the SEC launched a formal inquiry into Riverstone's accounting practices, and disk-drive manufacturer Read-Rite filed for bankruptcy.

Significant portfolio moves made during the first half of 2003 included reducing our exposure to defense and aerospace by trimming our position in Raytheon (RTN) and by closing our position in ITT Industries (ITT). We also pared back our health care and biotech weightings by closing out positions in BioMarin Pharmaceutical (BMRN), Abgenix (ABGX), and Medarex (MEDX).

We believe that the Fund's valuation-sensitive approach to investing has served it well this year. Despite the ongoing public debate over valuations in the tech sector, we feel comfortable with tech stock valuations today, and we are still finding many good companies trading at what we believe to be a discount.


[LOGO]Firsthand(R)

Fund Performance and Holding Information (as of June 30, 2003)
--------------------------------------------------------------------------------

Firsthand Technology Value Fund vs. Market Indices

                             TVFQX       NASDAQ     DJIA      S&P 500

Since Inception(a)           15.07%       9.58%    12.25%      10.61%
Since Effectiveness(a)       13.95%      10.19%    12.89%      11.18%
5-Year                       -1.01%      -2.73%     1.91%      -1.61%
3-Year                      -38.79%     -25.49%    -3.03%     -11.19%
1-Year                        5.75%      11.44%    -0.48%       0.25%
YTD Total Return(b)          31.07%      21.82%     9.01%      11.76%
Q2 '03 Total Return(b)       38.98%      21.11%    13.12%      15.39%

(a) Firsthand Technology Value Fund commenced operations on May 20, 1994; the SEC effective date for Firsthand Technology Value Fund is December 15, 1994.
(b)   Not annualized.

Growth of a Hypothetical $10,000 Investment

 [The following table was depicted as a mountain chart in the printed material]

                                                    INCEPTION DATE MAY 20, 1994*

                          TVFQX         NASDAQ         DJIA         S&P 500
                          -----         ------         ----         -------
    5/31/1994             10040          10108        10004           10013
    6/30/1994              9190           9706         9666            9768
    7/30/1994              9430           9929        10045           10088
    8/30/1994             10510          10527        10489           10502
    9/30/1994             11200          10510        10320           10246
   10/30/1994             12170          10690        10504           10475
   11/30/1994             11830          10316        10094           10094
   12/30/1994             12530          10339        10372           10244
    1/30/1995             12412          10386        10407           10509
    2/28/1995             13215          10926        10905           10919
    3/30/1995             13333          11260        11325           11241
    4/30/1995             14436          11634        11778           11572
    5/30/1995             14543          11930        12217           12034
    6/30/1995             15742          12890        12487           12314
    7/30/1995             17980          13832        12913           12722
    8/30/1995             19212          14103        12691           12754
    9/30/1995             20679          14435        13206           13293
   10/30/1995             20047          14335        13122           13245
   11/30/1995             20294          14663        14053           13827
   12/30/1995             20194          14577        14194           14093
    1/30/1996             20063          14687        14976           14573
    2/29/1996             21454          15255        15274           14708
    3/30/1996             21585          15273        15581           14849
    4/30/1996             26984          16513        15539           15068
    5/30/1996             30751          17251        15801           15457
    6/30/1996             27970          16444        15855           15516
    7/30/1996             26316          14997        15519           14830
    8/30/1996             27400          15845        15817           15143
    9/30/1996             30291          17035        16594           15996
   10/30/1996             29251          16962        17023           16437
   11/30/1996             32786          17952        18470           17679
   12/30/1996             32422          17934        18293           17329
    1/30/1997             34915          19170        19337           18411
    2/28/1997             31886          18189        19579           18556
    3/30/1997             29438          16980        18771           17793
    4/30/1997             31039          17532        19998           18856
    5/30/1997             38053          19484        20972           20004
    6/30/1997             38713          20075        21974           20900
    7/30/1997             43857          22195        23565           22563
    8/30/1997             42281          22110        21898           21299
    9/30/1997             42466          23487        22855           22465
   10/30/1997             38142          22211        21418           21715
   11/30/1997             37311          22316        22576           22720
   12/30/1997             34519          21907        22854           23110
    1/30/1998             35791          22591        22857           23366
    2/28/1998             39036          24700        24769           25051
    3/31/1998             39897          25609        25538           26334
    4/30/1998             42666          26074        26314           26599
    5/31/1998             36995          24832        25902           26142
    6/30/1998             37802          26459        26085           27204
    7/31/1998             35020          26154        25897           26914
    8/31/1998             26385          20949        22037           23023
    9/30/1998             26583          23678        22959           24498
   10/31/1998             33020          24768        25166           26490
   11/30/1998             38199          27268        26771           28096
   12/31/1998             42703          30681        26997           29715
    1/31/1999             49007          35067        27528           30958
    2/28/1999             43577          32027        27441           29995
    3/31/1999             48398          34468        28895           31196
    4/30/1999             56094          35616        31868           32404
    5/31/1999             61961          34612        31262           31638
    6/30/1999             71246          37645        32517           33393
    7/31/1999             75379          36985        31599           32350
    8/31/1999             80703          38408        32190           32189
    9/30/1999             81114          38513        30766           31307
   10/31/1999             86650          41609        31952           33288
   11/30/1999             98756          46806        32454           33966
   12/31/1999            124009          57105        34341           35966
    1/31/2000            132435          55300        32694           34159
    2/29/2000            185904          65923        30323           33513
    3/31/2000            174547          64194        32743           36791
    4/30/2000            155409          54202        32196           35685
    5/31/2000            137969          47755        31628           34952
    6/30/2000            156724          55700        31440           35814
    7/31/2000            144926          52908        31683           35254
    8/31/2000            179874          59089        33846           37444
    9/30/2000            168229          51603        32183           35467
   10/31/2000            149173          47348        33171           35317
   11/30/2000            104486          36512        31564           32533
   12/31/2000            111642          34731        32719           32692
    1/31/2001            127277          38984        33054           33852
    2/28/2001             78553          30261        31936           30765
    3/31/2001             64960          25889        30087           28816
    4/30/2001             78779          29776        32724           31055
    5/31/2001             74888          29704        33345           31263
    6/30/2001             73687          30418        32112           30503
    7/31/2001             67183          28534        32210           30202
    8/31/2001             59749          25421        30538           28312
    9/30/2001             44218          21110        27179           26026
   10/31/2001             53050          23810        27911           26522
   11/30/2001             61791          27203        30383           28557
   12/31/2001             62525          27492        30939           28807
    1/31/2002             60175          27269        30659           28387
    2/28/2002             47306          24419        31305           27839
    3/31/2002             52763          26035        32256           28887
    4/30/2002             44048          23823        30867           27135
    5/31/2002             41001          22807        30890           26935
    6/30/2002             33983          20662        28800           25017
    7/31/2002             27859          18761        27256           23066
    8/31/2002             27450          18578        27094           23218
    9/30/2002             22388          16568        23775           20694
   10/31/2002             25389          18802        26353           22516
   11/30/2002             33225          20916        27999           23841
   12/31/2002             27420          18899        26294           22441
    1/31/2003             26010          18696        25419           21853
    2/28/2003             25586          18947        24980           21525
    3/31/2003             25859          19008        25337           21734
    4/30/2003             29072          20758        26922           23524
    5/31/2003             35650          22631        28192           24764
    6/30/2003             35938          23021        28662           25079

SEC effective date: December 15, 1994.

Holdings by Industry(c)

Semiconductors                      34.9%
-----------------------------------------
Software                            18.6%
-----------------------------------------
Communications Equipment            15.1%
-----------------------------------------
Defense & Aerospace                  8.2%
-----------------------------------------
Networking                           4.2%
-----------------------------------------
Photonics                            3.7%
-----------------------------------------
Peripherals                          3.3%
-----------------------------------------
Communications                       2.9%
-----------------------------------------
Services                             2.1%
-----------------------------------------
Other Electronics                    1.5%
-----------------------------------------
Semiconductor Equipment              1.1%
-----------------------------------------
Net Cash                             4.4%
-----------------------------------------

(c)   Based on percentage of net assets as of June 30, 2003.

Top 10 Holdings(d)

Company                   % of Net Assets

SanDisk Corp.                        7.9%
-----------------------------------------
Raytheon Co.                         5.0%
-----------------------------------------
Zoran Corp.                          4.5%
-----------------------------------------
Legato Systems, Inc.                 3.9%
-----------------------------------------
UTStarcom, Inc.                      3.7%
-----------------------------------------
Corning, Inc.                        3.6%
-----------------------------------------
Western Digital Corp.                3.3%
-----------------------------------------
Lexar Media, Inc.                    3.1%
-----------------------------------------
Applied Micro Circuits Corp.         2.8%
-----------------------------------------
Concord Communications, Inc.         2.6%
-----------------------------------------

(d) Top 10 stock holdings total 40.4% of net assets. These holdings are current as of June 30, 2003, and may not be representative of current or future investments.


                                                     2003 Semi-Annual Report | 7

Firsthand  Technology  Leaders  Fund

Performance and Portfolio Discussion
--------------------------------------------------------------------------------

For the six months ending June 30, 2003, Firsthand Technology Leaders Fund (TLFQX) posted a 25.82% gain, versus a 21.82% gain for the Nasdaq Composite Index and a 22.48% gain for the Lipper Science and Technology Fund Index. The Fund rose 24.19% during Q2, as compared to 21.11% and 22.80% gains for the Nasdaq and Lipper peer group benchmarks, respectively.

We believe the past few years have brought about a changing of the guard, in terms of technology stock market leadership. The technology bellwethers that helped drive the bull market of the late '90s have, in some respects, become victims of their own success. While some are still enjoying moderate growth, many have grown too large, and their businesses too mature, to generate the type of profit growth investors have come to expect.

During this period of change, you may have noticed that the Fund's roster of holdings looks quite different than it did a couple of years ago. The strategy of the Fund is to invest in the dominant companies in the fastest-growing areas of technology. Many of the household names in tech stocks no longer fit this strategy, largely due to the fact that their industries are maturing.

As some industries have slowed, emerging trends have opened the door for a new crop of market leaders. A few companies that we believe have a shot at assuming the mantle of stock market leadership include online auctioneer eBay (EBAY), flash memory manufacturer SanDisk (SNDK), anti-virus software vendor Symantec
(SYMC), and video game developer Electronic Arts (ERTS). These companies are recognized as leaders in their respective industries and were among the positive contributors to Fund performance during the first half of 2003.

Despite the strong rally in technology stocks, not all companies participated in the market's overall upward move. Shares of wireless chipmaker QUALCOMM (QCOM) weakened as the SARS outbreak temporarily depressed cell phone sales in Asia. Embedded software maker Wind River Systems (WIND) saw its shares drop after the company's CEO abruptly resigned. We also took our lumps with telecommunication giant AT&T (T), and consequently closed that position.

Portfolio activity during the period included trimming our positions in Adobe Systems (ADBE) and Oracle (ORCL) and adding new positions in business-intelligence software vendor Business Objects (BOBJ) and billing software provider Amdocs (DOX). We also took some profits in chip companies Intel (INTC) and Altera (ALTR), and in leading semiconductor foundry Taiwan Semiconductor (TSM).

Times of turmoil often yield opportunities for flexible, well-positioned companies. While many tech firms struggled with the downturn, others thrived. By trying to anticipate this "changing of the guard" we strive to position the Fund in some of the fastest-growing companies and industries in the market.


[LOGO]Firsthand(R)

Fund Performance and Holding Information (as of June 30, 2003)
--------------------------------------------------------------------------------

Firsthand Technology Leaders Fund vs. Market Indices

                              TLFQX      NASDAQ     DJIA       S&P 500

Since Inception(a)             5.68%      0.33%     3.85%       1.40%
 5-Year                        1.02%     -2.73%     1.91%      -1.61%
 3-Year                      -36.93%    -25.49%    -3.03%     -11.19%
 1-Year                        6.26%     11.44%    -0.48%       0.25%
YTD Total Return(b)           25.82%     21.82%     9.01%      11.76%
Q2 '03 Total Return(b)        24.19%     21.11%    13.12%      15.39%

(a)   Firsthand  Technology  Leaders Fund  commenced  operations on December 10,
      1997.
(b)   Not annualized.

Growth of a Hypothetical $10,000 Investment

 [The following table was depicted as a mountain chart in the printed material]

                                                     INCEPTION DATE DEC 10, 1997

                          TVFQX         NASDAQ         DJIA         S&P 500
                          -----         ------         ----         -------
   11/30/1997             10000          10000        10000           10000
   12/30/1997             10070           9695         9836            9955
    1/30/1998             11070           9997         9837           10065
    2/28/1998             12150          10930        10660           10791
    3/31/1998             12190          11333        10991           11344
    4/30/1998             13151          11538        11326           11458
    5/31/1998             12141          10989        11148           11261
    6/30/1998             12922          11709        11227           11718
    7/31/1998             13685          11574        11146           11594
    8/31/1998             10822           9270         9484            9918
    9/30/1998             11291          10478         9881           10553
   10/31/1998             13861          10961        10831           11411
   11/30/1998             15811          12067        11522           12103
   12/31/1998             17942          13577        11619           12800
    1/31/1999             20772          15518        11848           13336
    2/28/1999             18772          14173        11811           12921
    3/31/1999             21832          15253        12436           13438
    4/30/1999             22702          15761        13716           13959
    5/31/1999             22072          15317        13455           13629
    6/30/1999             26372          16659        13995           14385
    7/31/1999             26702          16367        13600           13936
    8/31/1999             28823          16996        13855           13866
    9/30/1999             29431          17043        13242           13486
   10/31/1999             32038          18413        13752           14339
   11/30/1999             36849          20713        13968           14632
   12/31/1999             45316          25271        14780           15493
    1/31/2000             43683          24472        14071           14715
    2/29/2000             58196          29173        13051           14436
    3/31/2000             58947          28408        14092           15849
    4/30/2000             56218          23986        13857           15372
    5/31/2000             48034          21133        13612           15056
    6/30/2000             54200          24649        13532           15428
    7/31/2000             49604          23413        13636           15186
    8/31/2000             58670          26148        14567           16130
    9/30/2000             51987          22836        13852           15278
   10/31/2000             45090          20953        14276           15214
   11/30/2000             34898          16157        13585           14014
   12/31/2000             34333          15369        14082           14083
    1/31/2001             38574          17251        14226           14582
    2/28/2001             25577          13391        13745           13253
    3/31/2001             22067          11457        12949           12413
    4/30/2001             27464          13177        14084           13378
    5/31/2001             25273          13145        14351           13467
    6/30/2001             24157          13461        13821           13140
    7/31/2001             22057          12627        13863           13010
    8/31/2001             19013          11249        13144           12196
    9/30/2001             14163           9342        11698           11211
   10/31/2001             16192          10536        12013           11425
   11/30/2001             19358          12038        13077           12301
   12/31/2001             19135          12166        13316           12409
    1/31/2002             19652          12067        13196           12228
    2/28/2002             16994          10806        13473           11992
    3/31/2002             18729          11521        13883           12443
    4/30/2002             15969          10542        13285           11689
    5/31/2002             14904          10093        13295           11603
    6/30/2002             12794           9144        12395           10776
    7/31/2002             10917           8302        11731            9936
    8/31/2002             10562           8221        11661           10001
    9/30/2002              8898           7332        10233            8914
   10/31/2002             10460           8320        11342            9699
   11/30/2002             12611           9256        12051           10270
   12/31/2002             10805           8363        11317            9667
    1/31/2003             10704           8273        10940            9413
    2/28/2003             10714           8384        10751            9272
    3/31/2003             10947           8411        10905            9362
    4/30/2003             12226           9186        11587           10133
    5/31/2003             13626          10015        12134           10667
    6/30/2003             13595          10188        12336           10803

Holdings by Industry(c)

Software                            29.8%
-----------------------------------------
Semiconductors                      19.7%
-----------------------------------------
Internet                            12.2%
-----------------------------------------
Services                             6.3%
-----------------------------------------
Semiconductor Equipment              5.5%
-----------------------------------------
Communications Equipment             5.4%
-----------------------------------------
Defense & Aerospace                  4.0%
-----------------------------------------
Peripherals                          3.8%
-----------------------------------------
Other Electronics                    3.8%
-----------------------------------------
Photonics                            3.6%
-----------------------------------------
Communications                       2.4%
-----------------------------------------
Media                                2.2%
-----------------------------------------
Net Cash                             1.3%
-----------------------------------------

(c)   Based on percentage of net assets as of June 30, 2003.

Top 10 Holdings(d)

Company                   % of Net Assets

eBay, Inc.                           5.7%
-----------------------------------------
Electronic Arts, Inc.                4.9%
-----------------------------------------
SAP AG - ADR                         4.7%
-----------------------------------------
AOL Time Warner, Inc.                4.3%
-----------------------------------------
Taiwan Semiconductor
 Manufacturing Co. - ADR             4.1%
-----------------------------------------
Raytheon Co.                         4.0%
-----------------------------------------
Oracle Corp.                         4.0%
-----------------------------------------
EMC Corp.                            3.8%
-----------------------------------------
Agilent Technologies, Inc.           3.8%
-----------------------------------------
SanDisk Corp.                        3.7%
-----------------------------------------

(d) Top 10 stock holdings total 43.0% of net assets. These holdings are current as of June 30, 2003, and may not be representative of current or future investments.


                                                     2003 Semi-Annual Report | 9

Firsthand Technology Innovators Fund

Performance and Portfolio Discussion
--------------------------------------------------------------------------------

For the six months ending June 30, 2003, Firsthand Technology Innovators Fund (TIFQX) posted a 25.34% gain, versus a 21.82% gain for the Nasdaq Composite Index and a 22.48% gain for the Lipper Science and Technology Fund Index. The Fund rose 40.91% during Q2, as compared to 21.11% and 22.80% gains for the Nasdaq and Lipper peer group benchmarks, respectively.

Amidst an uncertain economic environment, small-cap technology stocks initially lagged their large-cap counterparts in the first half of 2003 as investors cautiously increased their technology allocation by buying well-known, blue-chip tech companies. However, as the rally gained momentum, small-cap tech stocks mounted an impressive charge, which helped the Fund finish the first half ahead of its benchmarks.

The Fund's semiconductor stocks came under pressure in the first quarter as SARS disrupted business in parts of Asia, home to many semiconductor manufacturers. However, the situation was temporary and the Philadelphia Semiconductor Index
(SOX) proceeded to rise nearly 40% off of its February lows. Ultimately, our holdings in SanDisk (SNDK), OmniVision (OVTI), Lexar Media (LEXR), Kopin (KOPN), and Zoran (ZRAN) all contributed to strong Fund performance.

Flash memory cards are at the heart of SanDisk's and Lexar Media's businesses. Both companies manufacture memory cards for consumer electronic devices such as digital cameras, and both have seen the value of their stocks rise as increased demand has boosted profits. Another chip company that saw a significant upswing over the past six months was camera-on-a-chip maker OmniVision. While we still believe OmniVision is well-positioned to benefit from increasing sales of cell phone cameras, we grew cautious of its valuation and took profits late in Q2.

Another of the Fund's best-performing groups for the six-month period benefited from having close ties to the semiconductor industry. Electronic design automation (EDA) allows semiconductor manufacturers to accelerate the complex chip design process with the use of software tools. After briefly touching its all-time low, shares of EDA software provider Magma Design Automation (LAVA) reversed course and rallied to a 52-week high toward the end of Q2.

Stocks that lagged the tech rally included Nassda (NSDA), one of Magma's competitors, and Virage Logic (VIRL). We closed our positions in these stocks after both companies lowered their revenue and earnings guidance earlier in the year. Shares of Riverstone Networks (RSTN) also declined as the company's accounting practices came under investigation by the Securities and Exchange Commission.

After lagging early on, we were pleased to see small-cap tech stocks rebound strongly in the second quarter. We believe the declining coverage of technology stocks on Wall Street has given us the opportunity to become early investors in some of tomorrow's technology success stories at very reasonable valuations.


[LOGO]Firsthand(R)

Fund Performance and Holding Information (as of June 30, 2003)
--------------------------------------------------------------------------------

Firsthand Technology Innovators Fund vs. Market Indices

                              TIFQX      NASDAQ     DJIA       S&P 500

Since Inception(a)             4.42%     -2.18%     1.67%      -1.13%
 5-Year                        2.50%     -2.73%     1.91%      -1.61%
 3-Year                      -41.74%    -25.49%    -3.03%     -11.19%
 1-Year                        9.15%     11.44%    -0.48%       0.25%
YTD Total Return(b)           25.34%     21.82%     9.01%      11.76%
Q2 '03 Total Return(b)        40.91%     21.11%    13.12%      15.39%

(a)   Firsthand Technology Innovators Fund commenced operations on May 20, 1998.

(b)   Not annualized.

Growth of a Hypothetical $10,000 Investment

 [The following table was depicted as a mountain chart in the printed material]

                                                     INCEPTION DATE MAY 20, 1998

                          TVFQX         NASDAQ         DJIA         S&P 500
                          -----         ------         ----         -------
    4/30/1998             10000          10000        10000           10000
    5/31/1998             10160           9637         9837            9836
    6/30/1998             11030          10269         9907           10235
    7/31/1998             11057          10150         9836           10126
    8/31/1998              8503           8130         8369            8662
    9/30/1998              8110           9189         8720            9217
   10/31/1998             10930           9613         9558            9967
   11/30/1998             13420          10582        10168           10571
   12/31/1998             16010          11907        10253           11180
    1/31/1999             18350          13609        10455           11648
    2/28/1999             16570          12429        10422           11286
    3/31/1999             20451          13377        10974           11737
    4/30/1999             21511          13822        12103           12192
    5/31/1999             22271          13433        11873           11904
    6/30/1999             28041          14610        12350           12564
    7/31/1999             28231          14354        12001           12172
    8/31/1999             31041          14906        12226           12111
    9/30/1999             32307          14947        11685           11779
   10/31/1999             34339          16148        12135           12525
   11/30/1999             39545          18165        12326           12780
   12/31/1999             50006          22162        13043           13532
    1/31/2000             53025          21462        12417           12853
    2/29/2000             79386          25584        11517           12609
    3/31/2000             67310          24913        12436           13843
    4/30/2000             57736          21035        12228           13426
    5/31/2000             48264          18533        12012           13151
    6/30/2000             63085          21617        11941           13475
    7/31/2000             55405          20533        12033           13264
    8/31/2000             64289          22932        12855           14088
    9/30/2000             56367          20027        12223           13345
   10/31/2000             45578          18375        12598           13288
   11/30/2000             28427          14170        11988           12240
   12/31/2000             31031          13479        12427           12301
    1/31/2001             36438          15129        12554           12737
    2/28/2001             22955          11744        12129           11575
    3/31/2001             18273          10047        11427           10842
    4/30/2001             20862          11556        12428           11685
    5/31/2001             21546          11528        12664           11763
    6/30/2001             22592          11805        12196           11477
    7/31/2001             21600          11074        12233           11364
    8/31/2001             19225           9866        11598           10652
    9/30/2001             14127           8193        10323            9792
   10/31/2001             17347           9240        10601            9979
   11/30/2001             20446          10557        11539           10745
   12/31/2001             22002          10670        11751           10839
    1/31/2002             20178          10583        11644           10681
    2/28/2002             15241           9477        11890           10475
    3/31/2002             17213          10104        12251           10869
    4/30/2002             15147           9246        11723           10210
    5/31/2002             13443           8851        11732           10134
    6/30/2002             11430           8019        10938            9413
    7/31/2002              9820           7281        10352            8679
    8/31/2002              9391           7210        10290            8736
    9/30/2002              7741           6430         9030            7786
   10/31/2002              8747           7297        10009            8472
   11/30/2002             11833           8117        10634            8970
   12/31/2002              9955           7334         9986            8443
    1/31/2003              9753           7256         9654            8222
    2/28/2003              8828           7353         9487            8099
    3/31/2003              8855           7377         9623            8177
    4/30/2003             10317           8056        10225            8851
    5/31/2003             12477           8783        10707            9317
    6/30/2003             12477           8934        10886            9436

Holdings by Industry(c)

Semiconductors                      41.8%
-----------------------------------------
Software                            16.1%
-----------------------------------------
Communications Equipment             8.1%
-----------------------------------------
Electronic Design Automation         7.4%
-----------------------------------------
Other Electronics                    4.7%
-----------------------------------------
Services                             4.3%
-----------------------------------------
Networking                           2.5%
-----------------------------------------
Photonics                            2.0%
-----------------------------------------
Defense & Aerospace                  1.8%
-----------------------------------------
Internet                             1.2%
-----------------------------------------
Peripherals                          1.1%
-----------------------------------------
Communications                       0.4%
-----------------------------------------
Net Cash                             8.6%
-----------------------------------------

(c)   Based on percentage of net assets as of June 30, 2003.

Top 10 Holdings(d)

Company                   % of Net Assets

Kopin Corp.                          6.3%
-----------------------------------------
Zoran Corp.                          4.9%
-----------------------------------------
NetScreen Technologies, Inc.         4.8%
-----------------------------------------
Magma Design Automation, Inc.        4.5%
-----------------------------------------
Aeroflex, Inc.                       4.3%
-----------------------------------------
Lexar Media, Inc.                    4.1%
-----------------------------------------
ATI Technologies, Inc.               4.0%
-----------------------------------------
Genesis Microchip, Inc.              3.4%
-----------------------------------------
Verint Systems, Inc.                 3.3%
-----------------------------------------
ActivCard Corp.                      3.0%
-----------------------------------------

(d) Top 10 stock holdings total 42.6% of net assets. These holdings are current as of June 30, 2003, and may not be representative of current or future investments.


                                                    2003 Semi-Annual Report | 11

Firsthand e-Commerce Fund

Performance and Portfolio Discussion
--------------------------------------------------------------------------------

For the six months ending June 30, 2003, Firsthand e-Commerce Fund (TEFQX) posted a 21.63% gain, versus a 21.82% gain for the Nasdaq Composite Index and a 22.48% gain for the Lipper Science and Technology Fund Index. The Fund rose 28.43% during Q2, as compared to 22.80% and 21.11% gains for the Nasdaq and Lipper peer group benchmarks, respectively.

During the first half of 2003, the Fund trailed its benchmarks slightly due to its large weighting in software, comprising 46.3% of net assets as of June 30, 2003. Despite signs of an improving macroeconomic picture, companies have remained hesitant to invest heavily in significant new software initiatives. The war in Iraq further complicated the matter, as many corporations chose to delay technology spending until hostilities ended. As sales failed to materialize, business for enterprise software vendors softened, which cast a negative tone over the entire software industry.

However, a resurgence in Internet stocks helped drive Fund performance higher, led by some of the most recognizable online franchises, including eBay (EBAY), Amazon.com (AMZN), and Yahoo! (YHOO), which were up approximately 53%, 92%, and 100%, respectively, in the first half of 2003. Three grueling years for Internet companies have narrowed the field of competitors to a core group of survivors that have demonstrated sustainable business models and managed to increase their revenues during this period.

We increased our weighting in this segment from 14.0% to 21.4% of the Fund's net assets by picking up shares of e-commerce conglomerate InterActiveCorp (IACI), formerly known as USA Interactive, and online DVD rental company Netflix (NFLX). As the industry continues to consolidate, we believe these are the types of companies that will be the Internet and e-commerce leaders of the future.

Macromedia (MACR) and Adobe Systems (ADBE) enjoyed healthy gains as demand for design tools such as Dreamweaver and Flash from Macromedia, and Acrobat and Photoshop from Adobe Systems remained strong. Other positive contributors to Fund performance included Internet security company NetScreen Technologies
(NSCN), and @Road (ARDI), a provider of location-based technologies.

Employee Internet management software provider Websense (WBSN) was one of the Fund's more notable disappointments, losing nearly a third of its value after the company surprised investors with a dismal outlook for 2003. PEC Solutions
(PECS), an information technology company whose customers are primarily government agencies, also suffered a downturn. Investors soured on the stock after the company lowered its 2003 forecast, blaming the delayed federal budget, which has tied up funding for government projects.

It's hard to believe that some people have suggested over the past couple of years that the Internet is dead, at least from an investment perspective. While the bursting of the dot-com bubble exacted its toll on the sector, there is no doubt that online business continues to grow and thrive. We believe e-commerce continues to be a strong growth driver for technology industries and we remain committed to this theme.


[LOGO]Firsthand(R)

Fund Performance and Holding Information (as of June 30, 2003)
--------------------------------------------------------------------------------

Firsthand e-Commerce Fund vs. Market Indices

                              TEFQX      NASDAQ     DJIA       S&P 500

Since Inception(a)           -30.55%    -12.82%    -1.87%       -5.74%
 3-Year                      -43.99%    -25.49%    -3.03%      -11.19%
 1-Year                       11.95%     11.44%    -0.48%        0.25%
YTD Total Return(b)           21.63%     21.82%     9.01%       11.76%
Q2 '03 Total Return(b)        28.43%     21.11%    13.12%       15.39%

(a)   Firsthand e-Commerce Fund commenced operations on September 30, 1999.
(b)   Not annualized.

Growth of a Hypothetical $10,000 Investment

 [The following table was depicted as a mountain chart in the printed material]

                                                     INCEPTION DATE SEP 30, 1999

                          TVFQX         NASDAQ         DJIA         S&P 500
                          -----         ------         ----         -------
    9/30/1999             10000          10000        10000           10000
   10/31/1999             10750          10804        10385           10633
   11/30/1999             12090          12153        10549           10849
   12/31/1999             14860          14828        11162           11488
    1/31/2000             14310          14359        10627           10911
    2/29/2000             17370          17117         9856           10705
    3/31/2000             15340          16668        10642           11752
    4/30/2000             12330          14074        10465           11398
    5/31/2000             11200          12400        10280           11164
    6/30/2000             14500          14463        10219           11440
    7/31/2000             12210          13738        10298           11261
    8/31/2000             13690          15343        11001           11960
    9/30/2000             12220          13399        10461           11329
   10/31/2000              9720          12294        10782           11281
   11/30/2000              6450           9480        10259           10392
   12/31/2000              6675           9018        10635           10443
    1/31/2001              6595          10122        10744           10813
    2/28/2001              4229           7857        10380            9827
    3/31/2001              3041           6722         9779            9204
    4/30/2001              3605           7732        10636            9920
    5/31/2001              3776           7713        10838            9986
    6/30/2001              3766           7898        10437            9743
    7/31/2001              3131           7409        10469            9647
    8/31/2001              2739           6601         9926            9043
    9/30/2001              2024           5481         8834            8313
   10/31/2001              2648           6182         9072            8472
   11/30/2001              3121           7063         9875            9122
   12/31/2001              3353           7138        10056            9202
    1/31/2002              3172           7081         9965            9067
    2/28/2002              2739           6341        10175            8892
    3/31/2002              3081           6760        10484            9227
    4/30/2002              2658           6186        10033            8668
    5/31/2002              2547           5922        10040            8604
    6/30/2002              2275           5365         9361            7991
    7/31/2002              1843           4872         8859            7368
    8/31/2002              1832           4824         8807            7416
    9/30/2002              1581           4302         7728            6610
   10/31/2002              1994           4882         8566            7192
   11/30/2002              2346           5431         9101            7615
   12/31/2002              2094           4907         8546            7168
    1/31/2003              2104           4854         8262            6980
    2/28/2003              1973           4920         8119            6875
    3/31/2003              1984           4935         8235            6942
    4/30/2003              2225           5390         8750            7514
    5/31/2003              2457           5876         9163            7910
    6/30/2003              2547           5978         9316            8011

Holdings by Industry(c)

Software                            46.3%
-----------------------------------------
Internet                            21.4%
-----------------------------------------
Services                            14.0%
-----------------------------------------
Communications                       8.4%
-----------------------------------------
Containers/Packaging                 2.4%
-----------------------------------------
Health Care                          1.6%
-----------------------------------------
Net Cash                             5.9%
-----------------------------------------

(c)   Based on percentage of net assets as of June 30, 2003.

Top 10 Holdings(d)

Company                   % of Net Assets

eBay, Inc.                           6.0%
-----------------------------------------
Websense, Inc.                       5.8%
-----------------------------------------
NetScreen Technologies, Inc.         4.5%
-----------------------------------------
InterActiveCorp                      3.6%
-----------------------------------------
Symantec Corp.                       3.5%
-----------------------------------------
Macromedia, Inc.                     3.4%
-----------------------------------------
@Road, Inc.                          3.4%
-----------------------------------------
Microsoft Corp.                      3.4%
-----------------------------------------
Netflix, Inc.                        3.1%
-----------------------------------------
PEC Solutions, Inc.                  3.0%
-----------------------------------------

(d) Top 10 stock holdings total 39.7% of net assets. These holdings are current as of June 30, 2003, and may not be representative of current or future investments.


                                                    2003 Semi-Annual Report | 13

Firsthand Global Technology Fund

Performance and Portfolio Discussion
--------------------------------------------------------------------------------

We are pleased to report that Firsthand Global Technology Fund (GTFQX) beat its benchmarks by a substantial margin in the first half of 2003. For the six months ending June 30, 2003, Firsthand Global Technology Fund posted a 46.69% gain, versus a 21.82% gain for the Nasdaq Composite Index and a 22.48% gain for the Lipper Science and Technology Fund Index. The Fund rose 51.71% during Q2, as compared to 21.11% and 22.80% gains for the Nasdaq and Lipper peer group benchmarks, respectively.

Firsthand Global Technology Fund was our best-performing fund for the first half of the year. The Fund managed to distance itself from its benchmarks by owning stocks that were highly sensitive to an economic recovery. One industry that is often regarded as a leading indicator of economic growth is semiconductors, which also includes semiconductor equipment. We were rewarded for maintaining our semiconductor weighting despite growing concerns that the SARS outbreak would negatively affect this industry, particularly in Asia. We felt the fallout from SARS would be minimal and were optimistic that the semiconductor industry would respond well to improving economic conditions.

Our holdings in Taiwan  Semiconductor  Manufacturing  (TSM) and Amkor Technology
(AMKR) rose in response to an increase in demand and a marked improvement in capacity utilization. As leading outsourcing partners for a great number of semiconductor companies, these firms represent a good indicator of the health of the industry.

The communications equipment industry also added to the Fund's gains, primarily through our largest holding, UTStarcom (UTSI). UTStarcom provides telecom equipment for wireline and wireless networks in emerging markets. The company has managed to avoid the telecom collapse in the U.S. by focusing on China, which is arguably the fastest-growing telecom market in the world. UTStarcom hopes to repeat its success in China in other developing regions including India, Latin America, and Africa. Israeli-based Alvarion (ALVR), a provider of point-to-multipoint broadband wireless systems, also saw its shares rise sharply off their lows in 2003.

On the down side, the SARS outbreak temporarily depressed cell phone sales and modestly disrupted manufacturing in Asia, resulting in slight losses for wireless chipmakers QUALCOMM (QCOM) and Skyworks Solutions (SWKS). While
Synopsys (SNPS) has performed well during the down market, we closed out our position in the EDA heavyweight and replaced it with Magma Design Automation
(LAVA), a smaller upstart competitor that we believe is positioned to grow more rapidly than SNPS as the semiconductor industry transitions to nanometer-scale design and manufacturing.

At the end of the second quarter, slightly more than half of the Fund's holdings were non-U.S. companies, giving the Fund the largest international exposure of any Firsthand Fund. Besides the U.S., which represented 49.3% of the portfolio at the end of Q2, the countries with the greatest representation were Israel (12.5%), Taiwan (6.4%), Germany (5.6%), and Canada (4.4%).


[LOGO]Firsthand(R)

Fund Performance and Holding Information (as of June 30, 2003)
--------------------------------------------------------------------------------
Firsthand Global Technology Fund vs. Market Indices

                              GTFQX      NASDAQ     DJIA      S&P 500

Since Inception(a)           -31.26%    -25.41%    -4.12%     -11.83%
 1-Year                       10.25%     11.44%    -0.48%       0.25%
YTD Total Return(b)           46.69%     21.82%     9.01%      11.76%
Q2 '03 Total Return(b)        51.71%     21.11%    13.12%      15.39%

(a)   Firsthand  Global  Technology  Fund commenced  operations on September 29,
      2000.
(b)   Not annualized.

Growth of a Hypothetical $10,000 Investment

 [The following table was depicted as a mountain chart in the printed material]

                                                     INCEPTION DATE SEP 29, 2000

                          TVFQX         NASDAQ         DJIA         S&P 500
                          -----         ------         ----         -------
    9/30/2000             10000          10000        10000           10000
   10/31/2000              9890           9175        10307            9958
   11/31/2000              8890           7076         9808            9173
   12/31/2000              8782           6730        10166            9218
    1/31/2001              9766           7555        10270            9545
    2/28/2001              6925           5864         9923            8674
    3/31/2001              5671           5017         9349            8125
    4/30/2001              6584           5770        10168            8756
    5/31/2001              6052           5756        10361            8815
    6/30/2001              5520           5895         9978            8600
    7/31/2001              5299           5530        10008            8516
    8/31/2001              4697           4926         9489            7983
    9/30/2001              3774           4091         8445            7338
   10/31/2001              4346           4614         8672            7478
   11/30/2001              4938           5272         9441            8052
   12/31/2001              5159           5328         9613            8122
    1/31/2002              4968           5284         9526            8004
    2/28/2002              4155           4732         9727            7849
    3/31/2002              4958           5045        10023            8145
    4/30/2002              4286           4617         9591            7651
    5/31/2002              3894           4420         9598            7594
    6/30/2002              3232           4004         8949            7053
    7/31/2002              2780           3636         8469            6504
    8/31/2002              2519           3600         8419            6546
    9/30/2002              2037           3211         7387            5835
   10/31/2002              2268           3644         8188            6348
   11/30/2002              2901           4053         8700            6722
   12/31/2002              2429           3662         8170            6327
    1/31/2003              2389           3623         7898            6161
    2/28/2003              2349           3672         7762            6069
    3/31/2003              2349           3683         7873            6128
    4/30/2003              2800           4023         8365            6633
    5/31/2003              3402           4386         8760            6982
    6/30/2003              3563           4461         8906            7071

Holdings by Industry(c)

Semiconductors                      23.7%
-----------------------------------------
Communications Equipment            22.7%
-----------------------------------------
Software                            11.9%
-----------------------------------------
Services                            11.7%
-----------------------------------------
Other Electronics                    3.9%
-----------------------------------------
Electronic Design Automation         3.7%
-----------------------------------------
Communications                       2.8%
-----------------------------------------
Semiconductor Equipment              1.8%
-----------------------------------------
Media                                1.7%
-----------------------------------------
Internet                             1.0%
-----------------------------------------
Photonics                            0.4%
-----------------------------------------
Net Cash                            14.7%
-----------------------------------------

(c)   Based on percentage of net assets as of June 30, 2003.

Top 10 Holdings(d)

Company                   % of Net Assets

UTStarcom, Inc.                     11.8%
-----------------------------------------
Alvarion Ltd.                        5.9%
-----------------------------------------
Taiwan Semiconductor
 Manufacturing Co. - ADR             5.4%
-----------------------------------------
Amkor Technology, Inc.               4.7%
-----------------------------------------
Magma Design Automation, Inc.        3.7%
-----------------------------------------
ATI Technologies, Inc.               3.5%
-----------------------------------------
Kopin Corp.                          3.4%
-----------------------------------------
SAP AG - ADR                         3.4%
-----------------------------------------
Aeroflex, Inc.                       3.1%
-----------------------------------------
Liberty Media Corp. - A              2.7%
-----------------------------------------

(d) Top 10 stock holdings total 47.6% of net assets. These holdings are current as of June 30, 2003, and may not be representative of current or future investments.


                                                    2003 Semi-Annual Report | 15

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS

                                  as of 6/30/03

                                   (unaudited)

--------------------------------------------------------------------------------


[LOGO]Firsthand(R)

Portfolio of Investments                         Firsthand Technology Value Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
                               non-income producing           %           shares                   value
----------------------------------------------------------------------------------------------------------
COMMON STOCK                                               95.5%                              $596,075,788
 (Cost $1,594,627,802)                                                                        ------------

 COMMUNICATIONS                                             2.9%                                18,021,507
                                                                                              ------------
  @Road, Inc.                           o                                386,600                 4,221,672
  Comcast Corp. - Special Class A       o                                 43,100                 1,242,573
  Concurrent Computer Corp.             o                                860,700                 2,513,244
  General Motors Corp. - H              o                                 29,700                   380,457
  Inet Technologies, Inc.               o                                 25,000                   249,250
  Intrado, Inc.                         o                                409,100                 6,459,689
  Metro One Telecommunications, Inc.    o                                 96,500                   497,940
  Raindance Communications, Inc.        o                                 98,000                   244,020
  ViaSat, Inc.                          o                                154,300                 2,212,662

 COMMUNICATIONS EQUIPMENT                                  15.1%                                94,233,095
                                                                                              ------------
  Anaren, Inc. (1)                      o                              1,611,900                15,103,503
  ARRIS Group, Inc.                     o                                100,600                   498,976
  CIENA Corp.                           o                                645,200                 3,348,588
  Motorola, Inc.                                                       1,699,000                16,021,570
  NHC Communications, Inc.              o                                328,700                   164,865
  Powerwave Technologies, Inc.          o                                959,100                 6,013,557
  REMEC, Inc.                           o                                440,000                 3,062,400
  SpectraLink Corp.                     o                                180,000                 1,778,400
  Stratex Networks, Inc. (1)            o                              4,832,036                15,462,515
  Tekelec, Inc.                         o                                875,800                 9,896,540
  UTStarcom, Inc.                       o                                643,300                22,882,181

 DEFENSE & AEROSPACE                                        8.2%                                51,099,066
                                                                                              ------------
  FLIR Systems, Inc.                    o                                270,600                 8,158,590
  Herley Industries, Inc.               o                                372,400                 6,323,352
  L-3 Communications Holdings, Inc.     o                                120,000                 5,218,800
  Raytheon Co.                                                           956,100                31,398,324

 NETWORKING                                                 4.2%                                26,430,996
                                                                                              ------------
  Caspian Networks, Inc. - AAA (2)      o                              3,378,104                 2,128,206
  Enterasys Networks, Inc.              o                              4,218,200                12,781,146
  Extreme Networks, Inc.                o                                 12,695                    67,283
  IP Unity, Inc. - C (2)                o                              1,104,265                 1,127,013
  McDATA Corp. - B                      o                                514,700                 7,463,150
  Polaris Networks, Inc. - A (2)        o                                297,848                   168,880
  Riverstone Networks, Inc.             o                              2,284,168                 2,695,318

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 17

Portfolio of Investments                         Firsthand Technology Value Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
(continued)                    non-income producing           %           shares                   value
----------------------------------------------------------------------------------------------------------
 OTHER ELECTRONICS                                          1.5%                              $  9,458,350
                                                                                              ------------
  Centerpoint Broadband
   Technologies, Inc. - D (2)           o                                 19,290                         0
  PerkinElmer, Inc.                                                      535,000                 7,388,350
  Three-Five Systems, Inc.              o                                300,000                 2,070,000

 PERIPHERALS                                                3.3%                                20,458,350
                                                                                              ------------
  Read-Rite Corp.                       o                                990,000                    64,350
  Western Digital Corp.                 o                              1,980,000                20,394,000

 PHOTONICS                                                  3.7%                                23,059,911
                                                                                              ------------
  Celox Networks, Inc. - A-1 (2)        o                              1,000,000                         0
  Celox Networks, Inc. -
   Common Stock (2)                     o                                138,121                         0
  Corning, Inc.                         o                              3,050,000                22,539,500
  Finisar Corp.                         o                                198,700                   307,985
  Luminous Networks, Inc. - D (2)       o                                868,710                   204,357
  LuxN, Inc. - Common Stock (2)         o                                362,757                     8,069
  Maple Optical
   Systems, Inc. - A-1 (1) (2)          o                             10,352,054                         0

 SEMICONDUCTOR EQUIPMENT                                    1.1%                                 6,942,242
                                                                                              ------------
  Global Locate, Inc. - A (1) (2)       o                              6,030,896                 5,942,242
  Global Locate, Inc. - C (1) (2)       o                              1,111,111                 1,000,000

 SEMICONDUCTORS                                            34.8%                               217,091,438
                                                                                              ------------
  Aeroflex, Inc.                        o                              1,250,600                 9,679,644
  ANADIGICS, Inc.                       o                                520,000                 1,710,800
  Applied Micro Circuits Corp.          o                              2,899,900                17,544,395
  ARM Holdings Plc - ADR                o                                600,000                 2,046,000
  AuthenTec, Inc. - C (2)               o                              1,472,495                   738,000
  Celeritek, Inc.                       o                                522,200                 3,822,504
  Clarisay, Inc. - B (1) (2)            o                              2,605,306                 1,013,203
  Clarisay, Inc. - C (1) (2)            o                              7,194,244                 2,000,000
  Genesis Microchip, Inc.               o                                 97,500                 1,320,150
  GlobespanVirata, Inc.                 o                              1,010,000                 8,332,500
  Kopin Corp.                           o                                299,100                 1,830,492
  Lexar Media, Inc.                     o                              1,999,200                19,072,368
  Microtune, Inc.                       o                                917,300                 2,935,360
  PMC-Sierra, Inc.                      o                              1,255,700                14,729,361
  Radia Communications,
   Inc. - B (1) (2)                     o                              6,686,274                 6,686,274

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


[LOGO]Firsthand(R)

Portfolio of Investments                         Firsthand Technology Value Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
(continued)                    non-income producing           %   shares/principal amount          value
----------------------------------------------------------------------------------------------------------
  SanDisk Corp.                         o                              1,218,700              $ 49,174,545
  Silicon Genesis Corp. - D (1) (2)     o                              2,117,521                 7,999,994
  Skyworks Solutions, Inc.              o                              1,118,300                 7,570,891
  STMicroelectronics N.V. - ADR                                          712,800                14,819,112
  TranSwitch Corp.                      o                              3,693,000                 5,022,480
  TriQuint Semiconductor, Inc.          o                              2,332,400                 9,702,784
  Virage Logic Corp.                    o                                177,400                 1,284,376
  Zoran Corp. (1)                       o                              1,460,500                28,056,205

 SERVICES                                                   2.1%                                13,342,527
                                                                                              ------------
  Anteon International Corp.            o                                120,900                 3,374,319
  Genuity, Inc. - A                     o                                457,600                     4,576
  SunGard Data Systems, Inc.            o                                340,000                 8,809,400
  TeleCommunication Systems,
   Inc. - A                             o                                557,600                 1,154,232

 SOFTWARE                                                  18.6%                               115,938,306
                                                                                              ------------
  Adobe Systems, Inc.                                                    454,100                14,562,987
  Comverse Technology, Inc.             o                              1,050,000                15,781,500
  Concord Communications, Inc. (1)      o                              1,189,300                16,329,089
  Documentum, Inc.                      o                                225,000                 4,425,750
  Legato Systems, Inc.                  o                              2,925,900                24,548,301
  NetScreen Technologies, Inc.          o                                259,300                 5,847,215
  Progress Software Corp.               o                                300,000                 6,219,000
  Roxio, Inc. (2)                       o                              1,000,000                 5,525,000
  Websense, Inc.                        o                                726,300                11,373,858
  Wind River Systems, Inc.              o                              2,972,600                11,325,606

CONVERTIBLE BONDS                                           0.1%                                   500,000
                                                                                              ------------
  (Cost $500,000)

 SEMICONDUCTORS                                             0.1%                                   500,000
                                                                                              ------------
  Clarisay, Inc. 8.00% 06/03/2005 (2)                                    500,000                   500,000

WARRANTS                                                    0.0%                                     9,425
                                                                                              ------------
  (Cost $0)

 PHOTONICS                                                  0.0%                                         0
                                                                                              ------------
  Celox Networks, Inc. - A-1 (2)        o                                500,000                         0

 SEMICONDUCTOR EQUIPMENT                                    0.0%                                     3,704
                                                                                              ------------
  Global Locate, Inc. - C (2)           o                                370,370                     3,704

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 19

Portfolio of Investments                         Firsthand Technology Value Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
(continued)                    non-income producing           %   shares/principal amount          value
----------------------------------------------------------------------------------------------------------
 SEMICONDUCTORS                                             0.0%                              $      5,721
                                                                                              ------------
  AuthenTec, Inc. - C (2)               o                                392,665                     3,927
  Clarisay, Inc. (2)                    o                                500,000                     1,000
  Silicon Genesis Corp. - D (2)         o                                 79,407                       794

CASH EQUIVALENTS                                            4.1%                                25,754,911
                                                                                              ------------
 (Cost $25,754,911)
  SSgA Prime Money Market Portfolio                                   24,968,549                24,968,549
  State Street Bank and Trust
   Company Repurchase Agreement,
   0.400% dated 06/30/2003, to
   be repurchased at $786,371 on
   07/01/2003, collateralized by
   $810,000  U.S.  Treasury  Bill,
   0.880% maturing 12/11/2003
   (value $806,760)                                                      786,362                   786,362

TOTAL INVESTMENT SECURITIES                                99.7%                               622,340,124
 (Cost $1,620,882,713)

OTHER ASSETS IN EXCESS OF LIABILITIES                       0.3%                                 2,020,876
                                                                                              ------------
NET ASSETS                                                100.0%                              $624,361,000
                                                                                              ============

(1)   Affiliated issuer.

(2)   Restricted security.

ADR   American Depositary Receipts.

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


[LOGO]Firsthand(R)

Portfolio of Investments                       Firsthand Technology Leaders Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
                               non-income producing           %           shares                   value
----------------------------------------------------------------------------------------------------------

COMMON STOCK                                               98.7%                              $125,300,315
                                                                                              ------------
 (Cost $213,407,125)

 COMMUNICATIONS                                             2.4%                                 3,017,740
                                                                                              ------------
  Cox Communications, Inc. - A          o                                 94,600                 3,017,740

 COMMUNICATIONS EQUIPMENT                                   5.4%                                 6,904,296
                                                                                              ------------
  Nokia Corp. - ADR                                                      202,200                 3,322,146
  QUALCOMM, Inc.                                                         100,200                 3,582,150

 DEFENSE & AEROSPACE                                        4.0%                                 5,057,360
                                                                                              ------------
  Raytheon Co.                                                           154,000                 5,057,360

 INTERNET                                                  12.2%                                15,442,089
                                                                                              ------------
  AOL Time Warner, Inc.                 o                                340,000                 5,470,600
  eBay, Inc.                            o                                 70,000                 7,292,600
  InterActiveCorp                       o                                 67,700                 2,678,889

 MEDIA                                                      2.2%                                 2,780,388
                                                                                              ------------
  Pixar Animation Studios               o                                 45,700                 2,780,388

 OTHER ELECTRONICS                                          3.8%                                 4,827,990
                                                                                              ------------
  Agilent Technologies, Inc.            o                                246,956                 4,827,990

 PERIPHERALS                                                3.8%                                 4,845,516
                                                                                              ------------
  EMC Corp.                             o                                462,800                 4,845,516

 PHOTONICS                                                  3.6%                                 4,509,378
                                                                                              ------------
  Corning, Inc.                         o                                610,200                 4,509,378

 SEMICONDUCTOR EQUIPMENT                                    5.5%                                 7,021,910
                                                                                              ------------
  Applied Materials, Inc.               o                                138,800                 2,201,368
  ASML Holding N.V.                     o                                130,300                 1,245,668
  KLA-Tencor Corp.                      o                                 44,800                 2,082,752
  Teradyne, Inc.                        o                                 86,200                 1,492,122

 SEMICONDUCTORS                                            19.7%                                25,067,232
                                                                                              ------------
  Altera Corp.                          o                                269,800                 4,424,720
  Flextronics International Ltd.        o                                398,100                 4,136,259
  Intel Corp.                                                            170,700                 3,547,829
  PMC-Sierra, Inc.                      o                                 43,655                   512,073
  SanDisk Corp.                         o                                117,800                 4,753,230

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 21

Portfolio of Investments                       Firsthand Technology Leaders Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
(continued)                    non-income producing           %   shares/principal amount          value
----------------------------------------------------------------------------------------------------------
  Texas Instruments, Inc.                                                239,950              $  4,223,120
  Xilinx, Inc.                          o                                137,100                 3,470,001

 SERVICES                                                   6.3%                                 7,986,975
                                                                                              ------------
  ChipPAC, Inc. - A                     o                                361,380                 2,771,785
  Taiwan Semiconductor
   Manufacturing Co. - ADR              o                                517,380                 5,215,190

 SOFTWARE                                                  29.8%                                37,839,441
                                                                                              ------------
  Adobe Systems, Inc.                                                    100,500                 3,223,035
  Amdocs Ltd.                           o                                121,800                 2,923,200
  BEA Systems, Inc.                     o                                338,980                 3,681,323
  Business Objects SA - ADR             o                                106,600                 2,339,870
  Electronic Arts, Inc.                 o                                 84,400                 6,244,756
  Microsoft Corp.                                                        146,000                 3,739,060
  Oracle Corp.                          o                                420,000                 5,048,400
  SAP AG - ADR                                                           205,300                 5,998,866
  Symantec Corp.                        o                                 58,600                 2,570,196
  Wind River Systems, Inc.              o                                543,500                 2,070,735

CASH EQUIVALENTS                                            1.6%                                 2,055,723
                                                                                              ------------
 (Cost $2,055,723)
  SSgA Prime Money Market                                              2,055,723                 2,055,723
  Portfolio

TOTAL INVESTMENT SECURITIES                               100.3%                               127,356,038

 (Cost $215,462,848)

LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.3)%                                  (350,375)
                                                                                              ------------
NET ASSETS                                                100.0%                              $127,005,663
                                                                                              ============

ADR   American Depositary Receipts.

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


[LOGO]Firsthand(R)

Portfolio of Investments                    Firsthand Technology Innovators Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
                               non-income producing           %           shares                   value
----------------------------------------------------------------------------------------------------------
COMMON STOCK                                               90.0%                              $ 66,471,026
                                                                                              ------------
 (Cost $111,383,454)

 COMMUNICATIONS                                             0.4%                                   314,484
                                                                                              ------------
  Concurrent Computer Corp.             o                                107,700                   314,484

 COMMUNICATIONS EQUIPMENT                                   8.1%                                 5,974,722
                                                                                              ------------
  Harmonic, Inc.                        o                                290,000                 1,180,300
  NHC Communications, Inc.              o                                507,700                   254,646
  Powerwave Technologies, Inc.          o                                340,000                 2,131,800
  SpectraLink Corp.                     o                                176,700                 1,745,796
  Tekelec, Inc.                         o                                 58,600                   662,180

 DEFENSE & AEROSPACE                                        1.8%                                 1,334,860
                                                                                              ------------
  Microvision, Inc.                     o                                215,300                 1,334,860

 ELECTRONIC DESIGN AUTOMATION                               7.4%                                 5,453,888
                                                                                              ------------
  Magma Design Automation, Inc.         o                                193,494                 3,318,422
  PDF Solutions, Inc.                   o                                124,000                 1,432,200
  Verisity Ltd.                         o                                 58,900                   703,266

 INTERNET                                                   1.2%                                   856,500
                                                                                              ------------
  RADWARE Ltd.                          o                                 50,000                   856,500

 NETWORKING                                                 2.5%                                 1,845,907
                                                                                              ------------
  IP Unity, Inc. - C (2)                o                              1,117,957                 1,140,987
  Polaris Networks, Inc. - A (2)        o                                702,152                   398,120
  Riverstone Networks, Inc.             o                                260,000                   306,800

 OTHER ELECTRONICS                                          4.7%                                 3,444,300
                                                                                              ------------
  ActivCard Corp.                       o                                234,500                 2,204,300
  Centerpoint Broadband
   Technologies, Inc. - D (2)           o                                 27,092                         0
  Drexler Technology Corp.              o                                 80,000                 1,240,000

 PERIPHERALS                                                1.1%                                   839,400
                                                                                              ------------
  SafeNet, Inc.                         o                                 30,000                   839,400

 PHOTONICS                                                  2.0%                                 1,476,709
                                                                                              ------------
  Avici Systems, Inc.                   o                                 33,105                   201,941
  Finisar Corp.                         o                                586,500                   909,075
  Luminous Networks, Inc. - D (2)       o                              1,522,719                   358,207

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 23

Portfolio of Investments                    Firsthand Technology Innovators Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
(continued)                    non-income producing           %           shares                   value
----------------------------------------------------------------------------------------------------------
 LuxN, Inc. - Common Stock (2)          o                                336,544              $      7,486
 Maple Optical Systems,
  Inc. - A-1 (1) (2)                    o                              9,647,945                         0

SEMICONDUCTORS                                             40.4%                                29,851,471
                                                                                              ------------
 Aeroflex, Inc.                         o                                414,100                 3,205,134
 Agere Systems, Inc. - A                o                                550,000                 1,281,500
 Artisan Components, Inc.               o                                 80,000                 1,808,800
 ATI Technologies, Inc.                 o                                286,800                 2,925,360
 AuthenTec, Inc. - C (2)                o                                736,248                   369,000
 Clarisay, Inc. - B (1) (2)             o                              2,861,519                 1,112,845
 Genesis Microchip, Inc.                o                                183,300                 2,481,882
 Kopin Corp.                            o                                763,500                 4,672,620
 Lexar Media, Inc.                      o                                317,700                 3,030,858
 Monolithic System Technology, Inc.     o                                214,100                 1,939,746
 NuTool, Inc. - D (2)                   o                                533,503                 1,361,113
 O2 Micro International Ltd.            o                                 50,300                   810,333
 Radia Communications, Inc. - B (2)     o                                663,726                   663,726
 Silicon Genesis Corp. - C (2)          o                                466,670                     4,667
 Silicon Image, Inc.                    o                                100,000                   558,000
 Zoran Corp.                            o                                188,750                 3,625,887

SERVICES                                                    4.3%                                 3,175,335
                                                                                              ------------
 Innovion Corp. - C (1) (2)             o                              1,500,000                 1,435,500
 TeleCommunication Systems,
   Inc. - A                             o                                840,500                 1,739,835

SOFTWARE                                                   16.1%                                11,903,450
                                                                                              ------------
 Concord Communications, Inc.           o                                139,000                 1,908,470
 MSC.Software Corp.                     o                                100,000                   674,000
 NetScreen Technologies, Inc.           o                                157,600                 3,553,880
 Roxio, Inc.                            o                                312,000                 2,087,280
 Take-Two Interactive Software, Inc.    o                                 21,700                   614,978
 Verint Systems, Inc.                   o                                 96,200                 2,444,442
 Witness Systems, Inc.                  o                                120,000                   620,400

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

Portfolio of Investments                    Firsthand Technology Innovators Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
(continued)                    non-income producing           %   shares/principal amount          value
----------------------------------------------------------------------------------------------------------
CONVERTIBLE BONDS                                           1.4%                              $  1,000,000
 (Cost $1,000,000)                                                                            ------------

 SEMICONDUCTORS                                             1.4%                                 1,000,000
  Clarisay, Inc. 8.00%                                                                        ------------
   05/08/2005 (2)                                                        500,000                   500,000
  Silicon Genesis Corp. Series-1
   Preferred Note 9.00%
   02/26/2005 (2)                                                        500,000                   500,000

WARRANTS                                                    0.0%                                     4,841
 (Cost $0)                                                                                    ------------

 SEMICONDUCTORS                                             0.0%                                     4,841
                                                                                              ------------
  AuthenTec, Inc. - C (2)               o                                196,333                     1,963
  Clarisay, Inc. (2)                    o                                500,000                     1,000
  Silicon Genesis Corp. Series - 1 (2)  o                                 93,870                     1,878

CASH EQUIVALENTS                                            5.0%                                 3,691,555
 (Cost $3,691,555)                                                                            ------------
  SSgA Prime Money Market Portfolio                                    2,939,900                 2,939,900
  State Street Bank and Trust
  Company Repurchase Agreement
  0.400% dated 06/30/2003, to
  be repurchased at $751,663 on
  07/01/2003, collateralized by
  $750,000 U.S. Treasury Note,
  3.000% maturing 02/29/2004
  (value $767,813)                                                       751,655                   751,655

TOTAL INVESTMENT SECURITIES                                96.4%                                71,167,422
 (Cost $116,075,009)

OTHER ASSETS IN EXCESS OF LIABILITIES                       3.6%                                 2,689,416
                                                                                              ------------
NET ASSETS                                                100.0%                              $ 73,856,838
                                                                                              ============

(1)   Affiliated issuer.
(2)   Restricted security.

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 25

Portfolio of Investments                               Firsthand e-Commerce Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
                               non-income producing           %           shares                   value
----------------------------------------------------------------------------------------------------------
COMMON STOCK                                               94.1%                              $ 57,385,279
 (Cost $62,451,540)                                                                           ------------

 COMMUNICATIONS                                             8.4%                                 5,093,648
                                                                                              ------------
  @Road, Inc.                           o                                188,200                 2,055,144
  Liberty Media Corp. - A               o                                110,000                 1,271,600
  Raindance Communications, Inc.        o                                709,600                 1,766,904

CONTAINERS/PACKAGING                                        2.4%                                 1,477,460
                                                                                              ------------
 Sealed Air Corp.                       o                                 31,000                 1,477,460

HEALTH CARE                                                 1.6%                                 1,008,568
                                                                                              ------------
 Drugstore.com, Inc.                    o                                172,700                 1,008,568

INTERNET                                                   21.4%                                13,044,019
                                                                                              ------------
 1-800-FLOWERS.COM, Inc. - A            o                                 10,000                    82,400
 Amazon.com, Inc.                       o                                 50,000                 1,824,500
 AOL Time Warner, Inc.                  o                                 93,100                 1,497,979
 Ask Jeeves, Inc.                       o                                 10,000                   137,500
 eBay, Inc.                             o                                 35,300                 3,677,554
 InterActiveCorp                        o                                 54,800                 2,168,436
 Netflix, Inc.                          o                                 75,000                 1,916,250
 University of Phoenix Online           o                                  2,000                   101,400
 Yahoo! Inc.                            o                                 50,000                 1,638,000

SERVICES                                                   14.0%                                 8,518,547
                                                                                              ------------
 Anteon International Corp.             o                                 11,700                   326,547
 aQuantive, Inc.                        o                                 10,000                   105,000
 Certegy, Inc.                          o                                 17,500                   485,625
 CNET Networks, Inc.                    o                                255,400                 1,591,142
 Fair, Issac and Company, Inc.                                            20,000                 1,029,000
 FreeMarkets, Inc.                      o                                 70,000                   487,200
 PEC Solutions, Inc.                    o                                115,400                 1,857,940
 SkillSoft PLC - ADR                    o                                 71,022                   358,661
 SunGard Data Systems, Inc.             o                                 25,200                   652,932
 WebMD Corp.                            o                                150,000                 1,624,500

SOFTWARE                                                   46.3%                                28,243,037
                                                                                              ------------
 Adobe Systems, Inc.                                                      15,400                   493,878
 BEA Systems, Inc.                      o                                133,100                 1,445,466
 Business Objects SA - ADR              o                                 49,800                 1,093,110
 CheckFree Corp.                        o                                 40,000                 1,113,600

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

Portfolio of Investments                               Firsthand e-Commerce Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
(continued)                    non-income producing           %   shares/principal amount          value
----------------------------------------------------------------------------------------------------------
 Cognizant Technology Solutions
  Corp.                                 o                                 45,000              $  1,096,200
 Cognos, Inc.                           o                                 19,100                   515,700
 Concord EFS, Inc.                      o                                100,000                 1,472,000
 Digital Insight Corp.                  o                                 65,000                 1,238,250
 Internet Security Systems, Inc.        o                                 92,200                 1,335,978
 Macromedia, Inc.                       o                                 98,900                 2,080,856
 Manhattan Associates, Inc.             o                                 59,900                 1,555,603
 Mercury Interactive Corp.              o                                 15,700                   606,177
 Microsoft Corp.                                                          80,000                 2,048,800
 NetIQ Corp.                            o                                 60,500                   935,330
 NetScreen Technologies, Inc.           o                                121,300                 2,735,315
 Retek, Inc.                            o                                 62,800                   401,920
 Roxio, Inc.                            o                                125,000                   836,250
 Symantec Corp.                         o                                 49,200                 2,157,912
 Vastera, Inc.                          o                                 43,500                   259,695
 VeriSign, Inc.                         o                                 62,500                   864,375
 webMethods, Inc.                       o                                 50,000                   406,500
 Websense, Inc.                         o                                226,700                 3,550,122

CASH EQUIVALENTS                                            6.3%                                 3,841,359
                                                                                              ------------
 (Cost $3,841,359)
  SSgA Prime Money Market Portfolio                                    2,466,956                 2,466,956
  State Street Bank and Trust
   Company Repurchase Agreement,
   0.400% dated 06/30/2003, to
   be repurchased at $1,374,418 on
   07/01/2003, collateralized by
   $1,245,000 U.S. Treasury Note,
   4.875% maturing 02/15/2012
   (value $1,404,389)                                                  1,374,403                 1,374,403

TOTAL INVESTMENT SECURITIES                               100.4%                                61,226,638
(Cost $66,292,899)

LIABILITIES IN EXCESS OF OTHER ASSETS                     (0.4)%                                 (263,946)
                                                                                              ------------
NET ASSETS                                                100.0%                              $ 60,962,692
                                                                                              ============

ADR    American Depositary Receipts.

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 27

Portfolio of Investments                        Firsthand Global Technology Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
                               non-income producing           %           shares                   value
----------------------------------------------------------------------------------------------------------
COMMON STOCK                                               85.3%                              $ 29,947,429
 (Cost $39,019,580)                                                                           ------------

 COMMUNICATIONS                                             2.8%                                   964,127
                                                                                              ------------
  Liberty Media Corp. - A               o                                 83,402                   964,127

 COMMUNICATIONS EQUIPMENT                                  22.7%                                 7,954,887
                                                                                              ------------
  Alvarion Ltd.                         o                                516,200                 2,085,448
  Centillium Communications, Inc.       o                                 45,700                   452,887
  Ceragon Networks Ltd.                 o                                265,900                   763,133
  NHC Communications, Inc.              o                                163,600                    82,056
  QUALCOMM, Inc.                                                           5,000                   178,750
  Siemens AG - ADR                                                         4,800                   234,480
  UTStarcom, Inc.                       o                                116,900                 4,158,133

 ELECTRONIC DESIGN AUTOMATION                               3.7%                                 1,286,250
                                                                                              ------------
  Magma Design Automation, Inc.         o                                 75,000                 1,286,250

 INTERNET                                                   1.0%                                   342,600
                                                                                              ------------
  RADWARE Ltd.                          o                                 20,000                   342,600

 MEDIA                                                      1.7%                                   605,400
                                                                                              ------------
  The News Corp. Ltd. - ADR                                               20,000                   605,400

 OTHER ELECTRONICS                                          3.9%                                 1,377,800
                                                                                              ------------
  Drexler Technology Corp.              o                                 30,000                   465,000
  Sony Corp. - ADR                                                        32,600                   912,800

 PHOTONICS                                                  0.4%                                   155,000
                                                                                              ------------
  Finisar Corp.                         o                                100,000                   155,000

 SEMICONDUCTOR EQUIPMENT                                    1.8%                                   638,207
                                                                                              ------------
  ASML Holding N.V.                     o                                 66,758                   638,207

 SEMICONDUCTORS                                            23.7%                                 8,313,332
                                                                                              ------------
  Aeroflex, Inc.                        o                                140,900                 1,090,566
  Agere Systems, Inc. - A               o                                200,000                   466,000
  ARM Holdings Plc - ADR                o                                162,400                   553,784
  ATI Technologies, Inc.                o                                121,500                 1,239,300
  Infineon Technologies AG -ADR         o                                 28,700                   275,233
  Kopin Corp.                           o                                196,000                 1,199,520
  Microchip Technology, Inc.                                              24,800                   607,600

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

Portfolio of Investments                        Firsthand Global Technology Fund
                                                       June 30, 2003 (unaudited)

----------------------------------------------------------------------------------------------------------
(continued)                    non-income producing           %   shares/principal amount          value
----------------------------------------------------------------------------------------------------------
  Samsung Electronics Co.,
   Ltd. - GDR                                                              4,800              $    713,269
  Skyworks Solutions, Inc.              o                                100,000                   677,000
  STMicroelectronics N.V. - ADR                                           44,000                   914,760
  Zoran Corp.                           o                                 30,000                   576,300

 SERVICES                                                  11.7%                                 4,115,081
                                                                                              ------------
  Amkor Technology, Inc.                o                                125,500                 1,649,070
  ChipPAC, Inc. - A                     o                                 72,200                   553,774
  Taiwan Semiconductor
   Manufacturing Co. - ADR              o                                189,706                 1,912,237

 SOFTWARE                                                  11.9%                                 4,194,745
                                                                                              ------------
  Amdocs Ltd.                           o                                 40,000                   960,000
  Business Objects SA - ADR             o                                 40,000                   878,000
  ILOG SA - ADR                         o                                 41,700                   349,029
  Mercury Interactive Corp.             o                                  7,000                   270,270
  Retalix Ltd.                          o                                 35,100                   559,880
  SAP AG - ADR                                                            40,300                 1,177,566

CASH EQUIVALENTS                                           11.5%                                 4,050,306
                                                                                              ------------
 (Cost $4,050,306)
  SSgA Prime Money Market Portfolio                                    1,338,052                 1,338,052
  State Street Bank and Trust
   Company  Repurchase  Agreement,
   0.400% dated  06/30/2003,
   to be repurchased at $2,712,284
   on  07/01/2003, collateralized by
   $2,705,000  U.S. Treasury Note,
   3.000% maturing
   02/29/04 (value $2,769,244)                                         2,712,254                 2,712,254

TOTAL INVESTMENT SECURITIES                                96.8%                                33,997,735
(Cost $43,069,886)

OTHER ASSETS IN EXCESS OF LIABILITIES                       3.2%                                 1,130,750
                                                                                              ------------

NET ASSETS                                                100.0%                              $ 35,128,485
                                                                                              ============

ADR   American Depositary Receipts.
GDR   Global Depositary Receipts.

----------------------------------------------------------------------------------------------------------
                              see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 29

Statements of Assets and Liabilities

                                                       June 30, 2003 (unaudited)

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                 FIRSTHAND             FIRSTHAND            FIRSTHAND
                                                 TECHNOLOGY            TECHNOLOGY           TECHNOLOGY
                                                   VALUE                 LEADERS            INNOVATORS
                                                   FUND                   FUND                 FUND
=======================================================================================================
ASSETS
Investment securities:
 At acquisition cost                          $ 1,620,882,713        $ 215,462,848        $ 116,075,009
                                              =========================================================
 At market value (Note 2)                     $   622,340,124        $ 127,356,038        $  71,167,422
Cash                                                   20,002                2,649                2,508
Receivable for capital shares sold                    518,982               32,077               31,763
Receivable for securities sold                      3,525,613                   --            2,941,126
Receivables from dividends and interest               105,192                5,612               43,862
Deferred trustee compensation (Note 6)                 65,629               35,059               35,059
                                              ---------------------------------------------------------
 TOTAL ASSETS                                     626,575,542          127,431,435           74,221,740
                                              ---------------------------------------------------------
LIABILITIES
Payable for capital shares redeemed                 1,140,244              183,123               71,998
Payable for securities purchased                           --                   --              137,682
Payable to affiliates (Note 4)                      1,008,669              207,590              120,163
Payable for trustee compensation (Note 6)              65,629               35,059               35,059
                                              ---------------------------------------------------------
 TOTAL LIABILITIES                                  2,214,542              425,772              364,902
                                              ---------------------------------------------------------

NET ASSETS                                    $   624,361,000        $ 127,005,663        $  73,856,838
                                              =========================================================
 Net assets consist of:
   Paid-in-capital                            $ 3,624,404,897        $ 503,095,291        $ 461,330,341
   Accumulated net investment loss                 (4,245,013)            (877,259)            (489,470)
   Accumulated net realized losses from
    security transactions and foreign
    currency                                   (1,997,256,295)        (287,105,559)        (342,076,446)
   Net unrealized depreciation on
    investments                                  (998,542,589)         (88,106,810)         (44,907,587)
                                              ---------------------------------------------------------

NET ASSETS                                    $   624,361,000        $ 127,005,663        $  73,856,838
                                              =========================================================
Shares of beneficial interest
 outstanding (unlimited number of
 shares authorized, no par value)                  26,329,973            9,475,297            7,941,272
                                              =========================================================
Net asset value, redemption price
 and offering price per share (Note 2)        $         23.71        $       13.40        $        9.30
                                              =========================================================


--------------------------------------------------------------------------------------------------------
                            see accompanying notes to financial statements
--------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

                                                       June 30, 2003 (unaudited)

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                            FIRSTHAND
                                                                      FIRSTHAND               GLOBAL
                                                                      E-COMMERCE            TECHNOLOGY
                                                                         FUND                  FUND
=======================================================================================================
ASSETS
Investment securities:
 At acquisition cost                                                 $  66,292,899        $  43,069,886
                                                                     ==================================
 At market value (Note 2)                                            $  61,226,638        $  33,997,735
Cash                                                                         1,939                1,101
Receivable for capital shares sold                                           7,458            1,533,247
Receivable for securities sold                                           1,015,081                   --
Receivables from dividends and interest                                      3,552                2,305
Deferred trustee compensation (Note 6)                                      35,059               24,336
                                                                     ----------------------------------
 TOTAL ASSETS                                                           62,289,727           35,558,724
                                                                     ----------------------------------
LIABILITIES
Payable for capital shares redeemed                                         46,381               38,864
Payable for securities purchased                                         1,147,914              315,675
Payable to affiliates (Note 4)                                              97,681               51,364
Payable for trustee compensation (Note 6)                                   35,059               24,336
                                                                     ----------------------------------
 TOTAL LIABILITIES                                                       1,327,035              430,239
                                                                     ----------------------------------

NET ASSETS                                                           $  60,962,692        $  35,128,485
                                                                     ==================================
Net assets consist of:
 Paid-in-capital                                                     $ 481,257,279        $ 119,706,427
 Accumulated net investment loss                                          (470,334)            (194,999)
 Accumulated net realized losses from
  security transactions and foreign
  currency                                                            (414,757,992)         (75,310,799)
 Net unrealized depreciation on
  investments                                                           (5,066,261)          (9,072,144)
                                                                     ----------------------------------

NET ASSETS                                                           $  60,962,692        $  35,128,485
                                                                     ==================================
Shares of beneficial interest
 outstanding (unlimited number of
 shares authorized, no par value)                                       24,091,262            9,908,339
                                                                     ==================================
Net asset value, redemption price
 and offering price per share (Note 2)                               $        2.53        $        3.55
                                                                     ==================================

--------------------------------------------------------------------------------------------------------
                            see accompanying notes to financial statements
--------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 31

Statements of Operations

                              For the Six Months Ended June 30, 2003 (unaudited)

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                  FIRSTHAND             FIRSTHAND           FIRSTHAND
                                                  TECHNOLOGY            TECHNOLOGY          TECHNOLOGY
                                                    VALUE                LEADERS            INNOVATORS
                                                    FUND                  FUND                 FUND
=======================================================================================================
INVESTMENT INCOME
 Interest                                     $        92,237        $      18,369        $      32,608
 Dividends *                                          449,289              165,495                   --
 Other income (A)                                      70,797               26,689               85,196
                                              ---------------        -------------        -------------
  TOTAL INVESTMENT INCOME                             612,323              210,553              117,804
                                              ---------------        -------------        -------------
EXPENSES
 Investment advisory fees (Note 4)                  3,801,930              836,778              467,134
 Administrative fees (Note 4)                       1,055,406              251,034              140,140
                                              ---------------        -------------        -------------
 TOTAL EXPENSES                                     4,857,336            1,087,812              607,274
                                              ---------------        -------------        -------------

NET INVESTMENT LOSS                                (4,245,013)            (877,259)            (489,470)
                                              ---------------        -------------        -------------
REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 Net realized losses from security
  transactions and foreign
  currency                                       (146,691,557)         (19,358,633)         (47,148,357)
 Net change in unrealized
  appreciation on investments                     297,159,523           46,555,256           62,704,857
                                              ---------------        -------------        -------------
NET REALIZED AND UNREALIZED
 GAINS ON INVESTMENTS                             150,467,966           27,196,623           15,556,500
                                              ---------------        -------------        -------------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS                       $   146,222,953        $  26,319,364        $  15,067,030
                                              ===============        =============        =============
*Net of foreign tax withholding               $         8,554        $      13,216        $          --
                                              ===============        =============        =============

(A)  Other income includes compensation received for securities loaned.

--------------------------------------------------------------------------------------------------------
                            see accompanying notes to financial statements
--------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

                              For the Six Months Ended June 30, 2003 (unaudited)

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                             FIRSTHAND
                                                                       FIRSTHAND              GLOBAL
                                                                       E-COMMERCE           TECHNOLOGY
                                                                          FUND                 FUND
=======================================================================================================
INVESTMENT INCOME
 Interest                                                             $      9,440         $      7,430
 Dividends *                                                                10,449                9,151
 Other income (A)                                                           28,359               10,584
                                                                      ---------------------------------
  TOTAL INVESTMENT INCOME                                                   48,248               27,165
                                                                      ---------------------------------
EXPENSES
 Investment advisory fees (Note 4)                                         398,909              170,895
 Administrative fees (Note 4)                                              119,673               51,269
                                                                      ---------------------------------
  TOTAL EXPENSES                                                           518,582              222,164
                                                                      ---------------------------------

NET INVESTMENT LOSS                                                       (470,334)            (194,999)
                                                                      ---------------------------------
REALIZED AND UNREALIZED GAINS
 (LOSSES) ON INVESTMENTS
 Net realized losses from security
  transactions and foreign
  currency                                                              (5,534,280)          (4,690,479)
 Net change in unrealized appreciation
  on investments                                                        17,146,864           14,306,805
                                                                      ---------------------------------
NET REALIZED AND UNREALIZED
 GAINS ON INVESTMENTS                                                   11,612,584            9,616,326
                                                                      ---------------------------------
NET INCREASE IN NET
 ASSETS FROM OPERATIONS                                               $ 11,142,250         $  9,421,327
                                                                      =================================
*Net of foreign tax withholding                                       $         --         $      1,317
                                                                      =================================

(A)  Other income includes compensation received for securities loaned.

--------------------------------------------------------------------------------------------------------
                            see accompanying notes to financial statements
--------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 33

Statements of Changes in Net Assets

                     For the Periods Ended June 30, 2003, and December 31, 2002

-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
                                                                      FIRSTHAND TECHNOLOGY VALUE FUND
                                                                      -------------------------------
                                                                       Six Months               Year
                                                                         Ended                 Ended
                                                                        6/30/03              12/31/02
                                                                      (unaudited)
===========================================================================================================
FROM OPERATIONS:
 Net investment loss                                                 $  (4,245,013)       $ (12,434,971)
 Net realized losses from security transactions
  and foreign currency                                                (146,691,557)         698,493,252)
 Net change in unrealized appreciation
  (depreciation) on investments                                        297,159,523          (45,529,784)
                                                                     --------------------------------------
 Net increase (decrease) in net assets
  from operations                                                      146,222,953         (756,458,007)
                                                                     --------------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                                              51,428,169 (B)       88,398,134 (B)
 Proceeds received in merger                                                    --           24,246,552 (B)
 Payments for shares redeemed (A)                                      (65,970,638)(B)     (313,374,778)(B)
                                                                     --------------------------------------
 Net decrease in net assets from capital
  share transactions                                                   (14,542,469)        (200,730,092)
                                                                     --------------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                131,680,484         (957,188,099)

NET ASSETS:
 Beginning of period                                                   492,680,516        1,449,868,615
                                                                     --------------------------------------
 End of period                                                       $ 624,361,000       $  492,680,516
                                                                     ======================================
UNDISTRIBUTED NET INVESTMENT INCOME:                                 $  (4,245,013)      $           --
                                                                     ======================================
CAPITAL SHARE ACTIVITY:
 Shares sold                                                             2,488,048 (B)        3,332,459 (B)
 Shares issued in exchange for proceeds
  received in merger                                                            --            1,328,422 (B)
 Shares redeemed                                                        (3,397,638)(B)      (12,570,647)(B)
                                                                     --------------------------------------
 Net decrease in shares outstanding                                       (909,590)          (7,909,766)
 Shares outstanding, beginning of period                                27,239,563           35,149,329
                                                                     --------------------------------------
 Shares outstanding, end of period                                      26,329,973           27,239,563
                                                                     ======================================

(A)    Net of redemption fees of $82,976 and $615,400, respectively.
(B)    See Note 5 of notes to financial statements.

----------------------------------------------------------------------------------------------------------
                             see accompanying notes to financial statements
----------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

                      For the Periods Ended June 30, 2003, and December 31, 2002

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                      FIRSTHAND TECHNOLOGY LEADERS FUND
                                                                      ---------------------------------
                                                                       Six Months              Year
                                                                          Ended                Ended
                                                                         6/30/03             12/31/02
                                                                       (unaudited)
=======================================================================================================
FROM OPERATIONS:
 Net investment loss                                                 $    (877,259)       $  (2,601,143)
 Net realized losses from security
  transactions and foreign currency                                    (19,358,633)         (92,835,353)
 Net change in unrealized appreciation
  (depreciation) on investments                                         46,555,256           (1,696,371)
                                                                     ----------------------------------
 Net increase (decrease) in net assets
  from operations                                                       26,319,364          (97,132,867)
                                                                     ----------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                                               7,790,506           16,238,727
 Proceeds received in merger                                                    --                   --
 Payments for shares redeemed (A)                                      (12,096,692)         (55,395,843)
                                                                     ----------------------------------
 Net decrease in net assets from capital
  share transactions                                                    (4,306,186)         (39,157,116)
                                                                     ----------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 22,013,178         (136,289,983)

NET ASSETS:
 Beginning of period                                                   104,992,485          241,282,468
                                                                     ----------------------------------
 End of period                                                       $ 127,005,663        $ 104,992,485
                                                                     ==================================

UNDISTRIBUTED NET INVESTMENT INCOME:                                 $    (877,259)       $          --
                                                                     ==================================
CAPITAL SHARE ACTIVITY:
 Shares sold                                                               642,076            1,098,447
 Shares issued in exchange for proceeds
  received in merger                                                            --                   --
 Shares redeemed                                                        (1,027,348)          (4,032,596)
                                                                     ----------------------------------
 Net decrease in shares outstanding                                       (385,272)          (2,934,149)
 Shares outstanding, beginning of period                                 9,860,569           12,794,718
                                                                     ----------------------------------
 Shares outstanding, end of period                                       9,475,297            9,860,569
                                                                     ==================================

(A)  Net of redemption fees of $17,446 and $123,058, respectively.

-------------------------------------------------------------------------------------------------------
                           see accompanying notes to financial statements
-------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 35

                      For the Periods Ended June 30, 2003, and December 31, 2002

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                            FIRSTHAND TECHNOLOGY
                                                                               INNOVATORS FUND
                                                                               ----------------
                                                                       Six Months              Year
                                                                         Ended                Ended
                                                                        6/30/03              12/31/02
                                                                      (unaudited)
=======================================================================================================
FROM OPERATIONS:
 Net investment loss                                                  $   (489,470)       $  (1,720,604)
 Net realized losses from security
  transactions and foreign currency                                    (47,148,357)         (80,035,444)
 Net change in unrealized appreciation
  (depreciation) on investments                                         62,704,857          (21,532,983)
                                                                      ---------------------------------
 Net increase (decrease) in net assets
  from operations                                                       15,067,030         (103,289,031)
                                                                      ---------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                                               5,129,380           18,389,409
 Payments for shares redeemed (A)                                       (8,960,995)         (57,421,917)
                                                                      ---------------------------------
 Net decrease in net assets from
  capital share transactions                                            (3,831,615)         (39,032,508)
                                                                      ---------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                 11,235,415         (142,321,539)

NET ASSETS:
 Beginning of period                                                    62,621,423          204,942,962
                                                                      ---------------------------------
 End of period                                                        $ 73,856,838        $  62,621,423
                                                                      =================================

UNDISTRIBUTED NET INVESTMENT INCOME:                                  $   (489,470)       $          --
                                                                      =================================
CAPITAL SHARE ACTIVITY:
 Shares sold                                                               616,765            1,677,517
 Shares redeemed                                                        (1,119,816)          (5,731,525)
                                                                      ---------------------------------
 Net decrease in shares outstanding                                       (503,051)          (4,054,008)
 Shares outstanding, beginning of period                                 8,444,323           12,498,331
                                                                      ---------------------------------
 Shares outstanding, end of period                                       7,941,272            8,444,323
                                                                      =================================

(A)  Net of redemption fees of $24,200 and $223,848, respectively.

-------------------------------------------------------------------------------------------------------
                           see accompanying notes to financial statements
-------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

                      For the Periods Ended June 30, 2003, and December 31, 2002

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                                   FIRSTHAND
                                                                                E-COMMERCE FUND
                                                                                ----------------
                                                                        Six Months             Year
                                                                          Ended                Ended
                                                                         6/30/03             12/31/02
                                                                       (unaudited)
=======================================================================================================
FROM OPERATIONS:
 Net investment loss                                                  $   (470,334)        $ (1,116,736)
 Net realized losses from security
  transactions and foreign currency                                     (5,534,280)         (86,992,138)
 Net change in unrealized appreciation
  on investments                                                        17,146,864           51,666,318
                                                                      ---------------------------------
 Net increase (decrease) in net assets
  from operations                                                       11,142,250          (36,442,556)
                                                                      ---------------------------------

FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                                               3,359,181            5,580,001
 Payments for shares redeemed (A)                                       (5,373,030)         (16,762,275)
                                                                      ---------------------------------
 Net decrease in net assets from
  capital share transactions                                            (2,013,849)         (11,182,274)
                                                                      ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                  9,128,401          (47,624,830)

NET ASSETS:
 Beginning of period                                                    51,834,291           99,459,121
                                                                      ---------------------------------
 End of period                                                        $ 60,962,692         $ 51,834,291
                                                                      =================================

UNDISTRIBUTED NET INVESTMENT INCOME:                                  $   (470,334)        $         --
                                                                      =================================
CAPITAL SHARE ACTIVITY:
 Shares sold                                                             1,549,748            2,277,890
 Shares redeemed                                                        (2,431,329)          (7,140,442)
                                                                      ---------------------------------
 Net decrease in shares outstanding                                       (881,581)          (4,862,552)
 Shares outstanding, beginning of period                                24,972,843           29,835,395
                                                                      ---------------------------------
 Shares outstanding, end of period                                      24,091,262           24,972,843
                                                                      =================================

(A)  Net of redemption fees of $7,309 and $63,730, respectively.

-------------------------------------------------------------------------------------------------------
                           see accompanying notes to financial statements
-------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 37

                      For the Periods Ended June 30, 2003, and December 31, 2002

-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
                                                                      FIRSTHAND GLOBAL TECHNOLOGY FUND
                                                                      --------------------------------
                                                                       Six Months             Year
                                                                         Ended                Ended
                                                                        6/30/03              12/31/02
                                                                      (unaudited)
=======================================================================================================
FROM OPERATIONS:
 Net investment loss                                                  $   (194,999)        $   (566,565)
 Net realized losses from security
  transactions and foreign currency                                     (4,690,479)         (19,266,630)
 Net change in unrealized appreciation
  (depreciation) on investments                                         14,306,805           (6,065,442)
                                                                      ---------------------------------
 Net increase (decrease) in net assets
  from operations                                                        9,421,327          (25,898,637)
                                                                      ---------------------------------
FROM CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares sold                                               8,632,843            5,167,632
 Payments for shares redeemed (A)                                       (3,150,252)         (12,025,243)
                                                                      ---------------------------------
 Net increase (decrease) in net assets
  from capital share transactions                                        5,482,591           (6,857,611)
                                                                      ---------------------------------

TOTAL INCREASE (DECREASE) IN NET ASSETS                                 14,903,918          (32,756,248)

NET ASSETS:
 Beginning of period                                                    20,224,567           52,980,815
                                                                      =================================
 End of period                                                        $ 35,128,485         $ 20,224,567
                                                                      =================================

UNDISTRIBUTED NET INVESTMENT INCOME:                                  $   (194,999)        $         --
                                                                      =================================
CAPITAL SHARE ACTIVITY:
 Shares sold                                                             2,624,105            1,516,675
 Shares redeemed                                                        (1,057,120)          (3,481,536)
                                                                      ---------------------------------
 Net increase (decrease) in shares outstanding                           1,566,985           (1,964,861)
 Shares outstanding, beginning of period                                 8,341,354           10,306,215
                                                                      ---------------------------------
 Shares outstanding, end of period                                       9,908,339            8,341,354
                                                                      =================================

(A)  Net of redemption fees of $1,216 and $31,274, respectively.

-------------------------------------------------------------------------------------------------------
                           see accompanying notes to financial statements
-------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

Financial Highlights - Firsthand Technology Value Fund

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                Six Months         Year        Year            Year           Year        Year
                                  Ended            Ended       Ended           Ended          Ended       Ended
                                 6/30/03         12/31/02     12/31/01        12/31/00       12/31/99    12/31/98
                               (unaudited)
=================================================================================================================
Net asset value at
 beginning of period             $ 18.09         $ 41.25      $  74.33       $  90.52       $  32.24       $26.06
                                 --------------------------------------------------------------------------------
Income from investment
 operations:
   Net investment loss             (0.16)          (0.46)        (0.65)         (1.14)         (0.35)       (0.59)
   Net realized and
     unrealized gains
     (losses) on investments        5.78          (22.72)       (32.16)         (7.29)         61.36         6.77
                                 --------------------------------------------------------------------------------
Total from investment
   operations                       5.62          (23.18)       (32.81)         (8.43)         61.01         6.18
                                 --------------------------------------------------------------------------------
Less distributions:
   Dividends from net
    investment income                 --              --            --             --             --           --
   Distributions from
    net realized gains                --              --         (0.38)         (7.86)         (2.71)          --
   Distributions in excess
    of net realized gains             --              --            --             --          (0.02)          --
                                 --------------------------------------------------------------------------------
Total distributions                   --              --         (0.38)         (7.86)         (2.73)          --
                                 --------------------------------------------------------------------------------
Paid-in-capital from
   redemption fees (Note 2)         0.00 (A)        0.02          0.11           0.10             --           --
                                 --------------------------------------------------------------------------------
Net asset value at end of
   period                        $ 23.71         $ 18.09      $  41.25       $  74.33       $  90.52       $32.24
                                 ================================================================================
Total return                       31.07%(B)      (56.15%)      (44.00%)        (9.97%)       190.40%       23.71%
                                 ================================================================================
Net assets at end of
   period (millions)             $  624.4        $ 492.7      $1,449.9       $3,030.8       $1,355.6       $178.1
                                 ================================================================================
Ratio of expenses to
   average net assets               1.92% (C)       1.89%         1.84%          1.83%          1.91%        1.95%
Ratio of net investment loss
   to average net assets           (1.67%)(C)      (1.56%)       (1.20%)        (1.29%)        (1.27%)      (1.80%)

Portfolio turnover rate               11%             44%           57%            59%            41%         126%

(A)   Amount is less than $0.01.
(B)   Not annualized.
(C)   Annualized.

-----------------------------------------------------------------------------------------------------------------
                                 see accompanying notes to financial statements
-----------------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 39

Financial Highlights - Firsthand Technology Leaders Fund

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                Six Months        Year          Year           Year          Year         Year
                                  Ended           Ended         Ended          Ended         Ended        Ended
                                 6/30/03         12/31/02      12/31/01       12/31/00      12/31/99     12/31/98
                               (unaudited)
=================================================================================================================
Net asset value at beginning
 of period                       $ 10.65         $ 18.86       $ 33.84        $ 44.68        $ 17.94      $ 10.07
                                 --------------------------------------------------------------------------------
Income from investment
 operations:
   Net investment loss             (0.09)          (0.26)        (0.41)         (0.67)         (0.17)       (0.09)
   Net realized and
    unrealized gains (losses)
    on investments                  2.84           (7.96)       (14.62)        (10.19)         27.40         7.96
                                 --------------------------------------------------------------------------------
Total from investment
   operations                       2.75           (8.22)       (15.03)        (10.86)         27.23         7.87
                                 --------------------------------------------------------------------------------
Less distributions:
   Dividends from net
    investment income                 --              --            --             --             --           --
   Distributions from
    net realized gains                --              --            --          (0.01)         (0.49)          --
   Distributions in
    excess of net realized gains      --              --            --             --             --           --
                                 --------------------------------------------------------------------------------
Total distributions                   --              --            --          (0.01)         (0.49)          --
                                 --------------------------------------------------------------------------------
Paid-in-capital from
redemption
   fees (Note 2)                    0.00 (A)        0.01          0.05           0.03             --           --
                                 --------------------------------------------------------------------------------
Net asset value at end
  of period                      $ 13.40         $ 10.65       $ 18.86        $ 33.84        $ 44.68      $ 17.94
                                 ================================================================================
Total return                       25.82%(B)      (43.53%)      (44.27%)       (24.23%)       152.58%       78.15%
                                 ================================================================================
Net assets at end of
   period (millions)             $ 127.0         $ 105.0       $ 241.3        $ 517.2        $ 395.6      $  42.8
                                 ================================================================================
Ratio of expenses to average
   net assets                       1.95% (C)       1.95%         1.93%          1.90%          1.94%        1.94%

Ratio of net investment loss
   to average net assets           (1.57%)(C)      (1.63%)       (1.54%)        (1.44%)        (1.27%)      (1.03%)

Portfolio turnover rate               16%             46%           44%            35%            16%         105%

(A)   Amount is less than $0.01.
(B)   Not annualized.
(C)   Annualized.

-----------------------------------------------------------------------------------------------------------------
                                 see accompanying notes to financial statements
-----------------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

Financial Highlights - Firsthand Technology Innovators Fund

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                Six Months        Year          Year           Year          Year         Year
                                  Ended           Ended         Ended          Ended         Ended        Ended
                                 6/30/03         12/31/02      12/31/01       12/31/00      12/31/99     12/31/98(A)
                               (unaudited)
=================================================================================================================
Net asset value at beginning
 of period                       $  7.42         $ 16.40      $  23.13       $  49.36        $ 16.01      $ 10.00
                                 --------------------------------------------------------------------------------
Income from investment
operations:
 Net investment loss               (0.06)          (0.20)        (0.24)         (0.85)         (0.06)       (0.01)
 Net realized and
  unrealized gains(losses)
  on investments                    1.94           (8.80)        (6.51)        (16.84)         33.98         6.02
                                 --------------------------------------------------------------------------------
Total from investment
 operations                         1.88           (9.00)        (6.75)        (17.69)         33.92         6.01
                                 --------------------------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income                   --              --            --             --             --           --
 Distributions from
  net realized gains                  --              --            --          (8.55)         (0.57)          --
 Distributions in excess
  of net realized gains               --              --            --             --             --           --
                                 --------------------------------------------------------------------------------
Total distributions                   --              --            --          (8.55)         (0.57)          --
                                 --------------------------------------------------------------------------------
Paid-in-capital from
 redemption
 fees (Note 2)                      0.00(B)         0.02          0.02           0.01             --           --
                                 --------------------------------------------------------------------------------
Net asset value at end of
 period                          $  9.30         $  7.42      $  16.40       $  23.13        $ 49.36      $ 16.01
                                 ================================================================================
Total return                       25.34% (C)     (54.76%)     (29.10%)        (37.94%)       212.34%       60.10%(C)
                                 ================================================================================
Net assets at end of
 period (millions)               $  73.9         $  62.6      $  204.9       $  300.4        $ 603.9      $   6.5
                                 ================================================================================
Ratio of expenses to
 average net assets                 1.95% (D)       1.95%         1.94%          1.90%          1.93%        1.92%(D)

Ratio of net investment loss
 to average net assets             (1.57%)(D)      (1.66%)       (1.43%)        (1.51%)        (0.59%)      (0.59%)(D)

Portfolio turnover rate               26%             53%           63%            89%            44%         188%

(A)   Represents the period from the commencement of operations (May 20,1998) through December 31, 1998.
(B)   Amount is less than $0.01.
(C)   Not annualized.
(D)   Annualized.

-----------------------------------------------------------------------------------------------------------------
                                 see accompanying notes to financial statements
-----------------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 41

Financial Highlights - Firsthand e-Commerce Fund

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                Six Months     Year           Year            Year        Period
                                                  Ended        Ended          Ended           Ended       Ended
                                                 6/30/03      12/31/02       12/31/01        12/31/00    12/31/99 (A)
                                               (unaudited)
=================================================================================================================
Net asset value at beginning
 of period                                       $  2.08      $  3.33        $   6.63        $ 14.86      $ 10.00
                                                 ----------------------------------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                                          (0.02)       (0.04)          (0.04)         (0.21)        0.00 (B)
  Net realized and
   unrealized gains
   (losses) on investments                          0.47        (1.21)          (3.26)         (7.99)        4.86
                                                 ----------------------------------------------------------------
Total from investment
 operations                                         0.45        (1.25)          (3.30)         (8.20)        4.86
                                                 ----------------------------------------------------------------
Less distributions:
 Dividends from net
  investment income                                   --           --              --          (0.00)(B)       --
 Distributions from
  net realized gains                                  --           --              --          (0.05)          --
 Distributions in
  excess of
  net realized gains                                  --           --              --             --           --
                                                 ----------------------------------------------------------------
Total distributions                                   --           --              --          (0.05)          --
                                                 ----------------------------------------------------------------
Paid-in-capital from
 redemption fees (Note 2)                           0.00 (B)     0.00 (B)        0.00 (B)       0.02           --
                                                 ----------------------------------------------------------------
Net asset value at end of
 period                                          $  2.53      $  2.08        $   3.33        $  6.63      $ 14.86
                                                 ================================================================
Total return                                       21.63%(C)   (37.54%)        (49.77%)       (55.08%)      48.60%(C)
                                                 ================================================================
Net assets at end of period
 (millions)                                      $  61.0      $  51.8        $   99.5        $ 216.5      $ 298.7
                                                 ================================================================
Ratio of expenses to average
 net assets                                         1.95%(D)     1.95%           1.95%          1.92%        1.95%(D)
Ratio of net investment income
 (loss) to average
  net assets                                      (1.77%)(D)   (1.69%)          (1.13%)        (1.44%)       0.05%(D)

Portfolio turnover rate                               30%          61%             67%            73%          0%

(A)   Represents the period from the commencement of operations (September 30, 1999) through December 31, 1999.
(B)   Amount is less than $0.01.
(C)   Not annualized.
(D)   Annualized.

-----------------------------------------------------------------------------------------------------------------
                                 see accompanying notes to financial statements
-----------------------------------------------------------------------------------------------------------------


[LOGO] Firsthand(R)

Financial Highlights - Firsthand Global Technology Fund

                    Selected Per Share Data and Ratios for a
                    Share Outstanding Throughout Each Period

-----------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------
                                                             Six Months       Year           Year         Period
                                                                Ended         Ended          Ended        Ended
                                                               6/30/03       12/31/02       12/31/01     12/31/00 (A)
                                                             (unaudited)
=================================================================================================================
Net asset value at beginning
 of period                                                    $   2.42       $   5.14        $  8.75      $ 10.00
                                                              ---------------------------------------------------
Income from investment
 operations:
  Net investment income
   (loss)                                                        (0.02)         (0.07)         (0.07)        0.04
  Net realized and
   unrealized gains
   (losses) on investments                                        1.15          (2.65)         (3.57)       (1.28)
                                                              ---------------------------------------------------
Total from investment
 operations                                                       1.13          (2.72)         (3.64)       (1.24)
                                                              ---------------------------------------------------
Less distributions:
 Dividends from net
  investment income                                                 --             --             --        (0.03)
 Distributions from
  net realized gains                                                --             --             --           --
 Distributions in excess of
  net realized gains                                                --             --             --           --
                                                              ---------------------------------------------------
 Total distributions                                                --             --             --        (0.03)
                                                              ---------------------------------------------------
Paid-in-capital from
 redemption fees (Note 2)                                         0.00(B)        0.00 (B)       0.03         0.02
                                                              ---------------------------------------------------
Net asset value at end of
 period                                                       $   3.55       $   2.42        $  5.14      $  8.75
                                                              ===================================================
Total return                                                     46.69% (C)    (52.92%)       (41.26%)     (12.18%)(C)
                                                              ===================================================
Net assets at end of period
 (millions)                                                   $   35.1       $   20.2        $  53.0      $ 125.3
                                                              ===================================================
Ratio of expenses to average
 net assets                                                       1.95% (D)      1.95%          1.95%        1.95%(D)
Ratio of net investment income
 (loss) to average net assets                                    (1.71%)(D)     (1.73%)       (0.95%)        1.66%(D)

Portfolio turnover rate                                             32%            26%            67%           0%

(A)   Represents the period from the commencement of operations (September 29, 2000) through December 31, 2000.
(B)   Amount is less than $0.01.
(C)   Not annualized.
(D)   Annualized.

-----------------------------------------------------------------------------------------------------------------
                                 see accompanying notes to financial statements
-----------------------------------------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 43

--------------------------------------------------------------------------------
                       this page intentionally left blank
--------------------------------------------------------------------------------


[LOGO] Firsthand(R)

--------------------------------------------------------------------------------

                          NOTES TO FINANCIAL STATEMENTS

                                  as of 6/30/03

                                   (unaudited)

--------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 45

Notes to Financial Statements
                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

1. Organization

Each of Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund (the "Funds") is a non-diversified series of Firsthand Funds (the "Trust"), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust, a Delaware statutory trust, was organized on November 8, 1993. The inception date for each Fund (the date on which a net asset value was first determined for that Fund) is as follows:

     FUND                                        INCEPTION DATE
     ---------------------------------------------------------------
     Firsthand Technology Value Fund             May 20, 1994*
     ---------------------------------------------------------------
     Firsthand Technology Leaders Fund           December 10, 1997
     ---------------------------------------------------------------
     Firsthand Technology Innovators Fund        May 20, 1998
     ---------------------------------------------------------------
     Firsthand e-Commerce Fund                   September 30, 1999
     ---------------------------------------------------------------
     Firsthand Global Technology Fund            September 29, 2000
     ---------------------------------------------------------------

* Firsthand Technology Value Fund Investor Class commenced operations on May 20, 1994; the SEC effective date for the Investor Class is December 15, 1994. Firsthand Technology Value Fund Advisor Class commenced operations on February 1, 2002 and liquidated on February 28, 2003. Each Fund currently offers one class of shares - Investor Class shares.

Each Fund's investment objective is long-term growth of capital.

Firsthand Technology Value Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that Firsthand Capital Management, Inc. (the "Investment Adviser") believes are undervalued and have potential for capital appreciation.

Firsthand Technology Leaders Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser believes hold dominant competitive positions in high-growth industries.

Firsthand Technology Innovators Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies that the Investment Adviser considers to be best positioned to introduce "breakthrough" products in the fastest-growing markets in the technology sector.

Firsthand e-Commerce Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in equity securities of companies that provide the products, services, and technologies to facilitate the growth of electronic commerce.

Firsthand Global Technology Fund seeks to achieve its investment objective by investing, under normal circumstances, at least 80% of its assets in high-technology companies, both domestic and foreign, that the Investment Adviser considers best positioned to benefit significantly from the adoption of new technologies worldwide.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[LOGO]Firsthand(R)

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Securities Valuation--A Fund's portfolio of securities is valued as follows:

      1. Securities traded on stock exchanges, or quoted by Nasdaq, are valued according to the Nasdaq official closing price, if applicable, or at their last reported sale price as of the close of trading on the New York Stock Exchange ("NYSE") (normally 4:00 P.M. Eastern Time). If a security is not traded that day, the security will be valued at its most recent bid price.

      2. Securities traded in the over-the-counter market, but not quoted by Nasdaq, are valued at the last sale price (or, if the last sale price is not readily available, at the most recent closing bid price as quoted by brokers that make markets in the securities) at the close of trading on the NYSE.

      3.    Securities traded both in the over-the-counter market and on a stock
            exchange   are   valued   according   to  the   broadest   and  most
            representative market.

      4. Securities and other assets that do not have market quotations readily available are valued at their fair value as determined in good faith using procedures established by the Board of Trustees.

Share Valuation--The net asset value ("NAV") per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding of the Fund, rounded to the nearest cent. A Fund's shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share of each Fund is equal to a Fund's net asset value per share. Prior to April 30, 2003, the Investor Class shares of each Fund were charged a 2% redemption fee on shares redeemed or exchanged within 180 days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. Each Fund retained the fee charged as paid-in capital and such fees became part of that Fund's daily NAV calculation.

Repurchase Agreements--Repurchase agreements, which must be secured with collateral of a credit quality at least equal to a Fund's investment criteria for its portfolio securities, are valued at cost, which, together with accrued interest, approximates market value. At the time a Fund enters into a repurchase agreement, the value of the underlying securities, including accrued interest, will equal or exceed the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying securities, including accrued interest, will at all times equal or exceed the value of the repurchase agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, a Fund could experience delays in liquidating the underlying securities and losses.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 47

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Investment Income--Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized over the lives of the respective securities.

Loans of Portfolio Securities--Each Fund may lend its portfolio securities to banks, brokers, and dealers. Lending portfolio securities exposes a Fund to risks such as (i) the borrower may fail to return the loaned securities, (ii) the borrower may not be able to provide additional collateral, or (iii) a Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral, marked to market daily, in the form of cash and/or U.S. government obligations, with the Funds' custodian in an amount equal to or greater than the market value of the loaned securities. Each Fund will limit loans of its portfolio securities to no more than 30% of its total assets.

At June 30, 2003, Firsthand Technology Value Fund, Firsthand Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund had securities on loan to brokers valued at $138,196,948, $37,202,946, $15,406,482, $16,659,095, and $8,715,153,
respectively. For collateral, each Fund received cash or U.S. Government securities valued at $145,317,892, $37,971,489, $15,860,744, $17,000,167, and
$8,890,940, respectively.

Foreign Securities--Each Fund may invest in companies that trade on U.S. exchanges as American Depositary Receipts ("ADRs"), on foreign exchanges, or on foreign over-the-counter markets. Investing in the securities of foreign companies exposes your investment in a Fund to risk. Foreign stock markets tend to be more volatile than the U.S. market due to economic and/or political instability and the regulatory conditions in some countries. In addition, some of the securities in which the Fund may invest may be denominated in foreign currencies, the value of which may decline against the U.S. dollar. An investment in foreign securities may be subject to high levels of foreign taxation, including foreign taxes withheld at the source.

Option Writing--When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Distributions to Shareholders--Each Fund expects to distribute its net investment income and net realized gains, if any, annually. Distributions from net investment income and capital gains are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[LOGO]Firsthand(R)

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Security Transactions--Security transactions are accounted for on the trade date. Securities sold are valued on a specific identification basis.

Estimates--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Tax--Each Fund has elected, and intends to qualify annually, for the special tax treatment afforded regulated investment companies under the Internal Revenue Code of 1986, as amended (the "Code"). As provided in the Code, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

To avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts, if any, from prior years.

The following information is based upon the federal income tax cost of portfolio investments as of June 30, 2003.

                             Firsthand       Firsthand       Firsthand                      Firsthand
                             Technology      Technology      Technology     Firsthand         Global
                               Value          Leaders        Innovators     e-Commerce      Technology
                               Fund             Fund            Fund           Fund            Fund
------------------------------------------------------------------------------------------------------
Gross unrealized
 appreciation           $    74,941,991   $  14,201,580   $   8,858,070   $ 11,867,215   $  4,604,956

Gross unrealized
 depreciation            (1,123,820,174)   (105,123,291)    (53,765,657)   (18,739,578)   (13,677,100)
                        ------------------------------------------------------------------------------
Net unrealized
 depreciation           $(1,048,878,183)  $ (90,921,711)  $ (44,907,587)  $ (6,872,363)  $ (9,072,144)
                        ==============================================================================
Federal income
 tax cost               $ 1,671,218,307   $ 218,277,749   $ 116,075,009   $ 68,099,001   $ 43,069,886
                        ==============================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 49

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The difference between the acquisition cost and the federal income tax cost of portfolio investments is due to certain timing differences in the recognition of capital losses under accounting principles generally accepted in the United States and income tax regulations. As of December 31, 2002, the Funds had capital loss carryforwards for federal income tax purposes as follows:

                          Total Capital
                             Loss
                          Carryforward   Expiring 2008   Expiring 2009   Expiring 2010
---------------------------------------------------------------------------------------
Firsthand Technology
 Value Fund             $1,726,205,636            --    $1,092,189,416    $634,016,220
Firsthand Technology
 Leaders Fund              251,875,083    $7,699,026       134,863,157     109,312,900
Firsthand Technology
 Innovators Fund           282,512,714            --       195,444,987      87,067,727
Firsthand e-Commerce
 Fund                      406,383,284            --       265,070,969     141,312,315
Firsthand Global
 Technology Fund            63,191,831            --        50,042,299      13,149,532

For Firsthand Technology Value Fund, $7,924,308 of the $1,092,189,416 capital loss carryforward expiring in 2009 was acquired in the reorganization with Firsthand Communications Fund. Firsthand Technology Value Fund, Firsthand
Technology Leaders Fund, Firsthand Technology Innovators Fund, Firsthand e-Commerce Fund, and Firsthand Global Technology Fund realized net capital losses of $74,023,509, $10,907,146, $12,179,003, $1,034,326, and $7,428,489,
respectively, during the period from November 1, 2002, through December 31, 2002, which are treated for federal income tax purposes as arising in the tax year ending December 31, 2003.

3. Investment Transactions

Investment transactions (excluding short-term investments) were as follows for the period ended June 30, 2003.

                             Firsthand     Firsthand     Firsthand                      Firsthand
                            Technology    Technology     Technology     Firsthand        Global
                               Value        Leaders      Innovators     e-Commerce     Technology
                               Fund          Fund           Fund           Fund           Fund
---------------------------------------------------------------------------------------------------
 Purchase of
  investment securities     $53,635,492    $17,359,468    $15,640,754    $15,309,118    $8,321,980
                            =======================================================================
 Proceeds from
  sales and maturities
  of investment
  securities                $95,950,609    $22,601,267    $25,916,699    $20,477,179    $7,001,850
                            =======================================================================

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[LOGO]Firsthand(R)

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

4. Investment Advisory and Administration Agreements

Certain trustees and officers of the Trust are also officers of the Investment Adviser, or State Street Bank and Trust Company ("State Street"), which is the sub-administrator, shareholder servicing and transfer agent, investment accounting agent, and custodian for the Trust.

INVESTMENT ADVISORY AGREEMENT

Each Fund's investments are managed by the Investment Adviser pursuant to the terms of an Investment Advisory Agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Investment Adviser provides each Fund with investment research, advice, management, and supervision and manages the investment and reinvestment of assets of each Fund consistent with each Fund's investment objectives, policies, and limitations. The Investment Adviser is responsible for
(i) compensation of any of the Fund's trustees, officers, and employees who are interested persons of the Investment Adviser; and (ii) compensation of the Investment Adviser's personnel and other expenses incurred in connection with the provision of portfolio management services under the Advisory Agreement.

For the services it provides under the Advisory Agreement, the Investment Adviser receives from each Fund, on a monthly basis, an advisory fee at the annual rate of 1.50% of its average daily net assets. The Advisory Agreement require the Investment Adviser to waive fees and, if necessary, to reimburse expenses of each such Fund to the extent necessary to limit a Fund's total operating expenses to 1.95% of its average net assets up to $200 million, 1.90% of such assets from $200 million to $500 million, 1.85% of such assets from $500 million to $1 billion, and 1.80% of such assets in excess of $1 billion.

ADMINISTRATION AGREEMENT

The Trust has entered into a separate Administration Agreement with the Investment Adviser. The agreement obligates the Investment Adviser to provide administrative and general supervisory services to each Fund (the "Administration Agreement").

Under the Administration Agreement, the Investment Adviser renders supervisory and corporate administrative services to the Trust, as well as oversees the maintenance of all books and records with respect to each Fund's securities transactions and each Fund's book of accounts in accordance with all applicable federal and state laws and regulations. The Investment Adviser also arranges for the preservation of journals, ledgers, corporate documents, brokerage account records, and other records as required by the 1940 Act.

The Investment Adviser is responsible for the equipment, staff, office space, and facilities necessary to perform its obligations under the Administration Agreement. Under the Administration Agreement, the Investment Adviser has assumed responsibility for payment of all of each Fund's operating expenses excluding independent trustees' compensation; brokerage and commission expenses; fees payable under "Rule 12b-1 plans", if any, and shareholder servicing plans, if any; litigation costs; and any extraordinary and non-recurring expenses.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 51

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

For the services it provides under the Administration Agreement, the Investment Adviser receives a fee from each Fund at the annual rate of 0.45% of its average daily net assets up to $200 million, 0.40% of such assets from $200 million to $500 million, 0.35% of such assets from $500 million to $1 billion, and 0.30% of such assets in excess of $1 billion.

The Investment Adviser has entered into a Sub-Administration Agreement with State Street. Under this agreement, the Investment Adviser (not the Funds) pays to State Street the fees for the administrative services provided by State Street.

5. Capital Shares

Capital share transactions for Firsthand Technology Value Fund for the period ended June 30, 2003, are noted below:

                                                  INVESTOR CLASS                         ADVISOR CLASS
                                        ----------------------------------------------------------------------
                                           Shares               Amount             Shares             Amount
Shares sold                               2,488,048         $  51,428,169              --            $     --
Shares redeemed                          (3,397,634)          (65,970,563)         (4.486)             (75.18)
                                        ----------------------------------------------------------------------
Net decrease from
 capital share transactions                (909,586)        $ (14,542,394)         (4.486)           $ (75.18)
                                        ======================================================================

Capital share transactions for Firsthand Technology Value Fund for the period ended December 31, 2002, are noted below:

                                                  INVESTOR CLASS                         ADVISOR CLASS
                                        ----------------------------------------------------------------------
                                           Shares                Amount            Shares             Amount
Shares sold                               3,330,281         $  88,344,875       2,178.060         $ 53,259.36
Shares issued in conjunction
 with merger (Note 10)                    1,328,422            24,246,552              --                  --
Shares redeemed                         (12,568,473)         (313,323,073)     (2,173.574)         (51,705.10)
                                        ----------------------------------------------------------------------
Net increase/(decrease)
 from capital share transactions         (7,909,770)        $(200,731,646)          4.486         $  1,554.26
                                        ======================================================================

6. Deferred Compensation Agreement With Trustees

During the fiscal year ended December 31, 2000, the Trust entered into a deferred compensation agreement with the independent trustees of the Trust.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[LOGO]Firsthand(R)

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Under the deferred compensation agreement, each independent trustee may elect to defer some or all of his trustee fees. Each independent trustee is paid an annual retainer of $24,000, $6,000 for each regular meeting attended in person, and $1,000 for each special meeting attended. Deferred fees may be deemed invested in the Firsthand Funds selected by each independent trustee on a tax-deferred basis and deferred fees (and the income, gains, and losses credited during the deferral period) are payable at least two years after deferral date. Upon payment of any deferred fees (and the income, gains, and losses credited during the deferral period), each Fund will expense its pro rata share of those fees.

7. Investments in Affiliates and Restricted Securities

Affiliated issuers, as defined by the 1940 Act, are those in which a Fund's holdings represent 5% or more of the outstanding voting securities of the issuer. A summary of each Fund's investments in affiliates, if any, for the period ended June 30, 2003, is noted below:

                                               SHARE ACTIVITY
                                  ------------------------------------------
                                   Balance     Purchases  Sales     Balance    Realized     Value       Acquisition
Affiliate                          12/31/02                         6/30/03      Loss      6/30/03         Cost
--------------------------------------------------------------------------------------------------------------------
 Firsthand Technology
 Value Fund
 Anaren, Inc.*                    1,611,900           --    --     1,611,900    $  --    $15,103,503    $26,625,726

 Clarisay, Inc. Series B & C*     9,799,550           --    --     9,799,550       --      3,013,203      4,383,855

 Concord Communi-
  cations, Inc.                   1,189,300           --    --     1,189,300       --     16,329,089     47,259,501

 Global Locate, Inc.
  Series A & C*                   6,030,896    1,111,111    --     7,142,007       --      6,942,242      6,144,355

 Maple Optical Systems, Inc.
  Series A-1                     10,352,054           --    --    10,352,054       --             --      3,623,219

 Radia Communications, Inc.
  Series B                        4,836,274    1,850,000    --     6,686,274       --      6,686,274      6,686,274

 Silicon Genesis, Corp.
  Series D                        2,117,521           --    --     2,117,521       --      7,994,994      7,994,994

 Stratex Networks, Inc.           4,832,036           --    --     4,832,036       --     15,462,515     69,033,202

 Zoran Corp.                      1,460,500           --    --     1,460,500       --     28,056,205     24,473,777

 Firsthand Technology
 Innovators Fund
 Clarisay, Inc. Series B          2,861,519           --    --     2,861,519       --      1,112,845      2,618,290

 Innovion Corp. Series C          1,500,000           --    --     1,500,000       --      1,435,500      3,000,000
 Maple Optical Systems, Inc.
  Series A-1                      9,647,945           --    --     9,647,945       --             --      3,376,781

* Amounts include shares from the merger of Firsthand Communications Fund into Firsthand Technology Value Fund.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 53

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund's investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund's net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer's expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of June 30, 2003, the Funds were invested in the following restricted securities:

Fund              Security                        Acquisition Date       Shares          Cost           Value      % Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Firsthand         AuthenTec, Inc. Series C P/S       April 4, 2003     1,472,495    $   738,000     $  738,000          0.12%
Technology
Value Fund        AuthenTec, Inc. Series C
                    (warrants)                       April 4, 2003       392,665              0          3,927          0.00%

                  Caspian Networks, Inc.
                    Series AAA P/S               February 21, 2002     3,378,104      3,378,104      2,128,206          0.34%

                  Celox Networks, Inc.
                    Series A-1 P/S                 August 23, 2002     1,000,000      1,200,000              0          0.00%

                  Celox Networks, Inc. C/S          April 17, 2001       138,121     14,999,941              0          0.00%

                  Celox Networks, Inc.
                    Series A-1 (warrants)          August 23, 2002       500,000              0              0          0.00%

                  Centerpoint Broadband
                    Technologies, Inc.
                    Series D P/S                  October 24, 2000        19,290        207,946              0          0.00%

                  Clarisay, Inc. Series B P/S     January 24, 2001     2,605,306      2,383,855      1,013,203          0.16%

                  Clarisay, Inc. Series C P/S      August 28, 2002     7,194,244      2,000,000      2,000,000          0.32%

                  Clarisay, Inc. 8.00%
                    06/03/2005 C/N                    June 3, 2003       500,000        500,000        500,000          0.08%

                  Clarisay, Inc. (warrants)           June 3, 2003       500,000              0          1,000          0.00%

                  Global Locate, Inc.
                    Series A P/S                   October 5, 2001     5,861,664      5,000,000      5,775,498          0.93%

                  Global Locate, Inc.
                    Series A P/S                    March 28, 2002       169,232        144,355        166,744          0.03%

                  Global Locate, Inc. Series C
                    P/S                               May 15, 2003     1,111,111      1,000,000      1,000,000          0.16%

                  Global Locate, Inc.
                    Series C (warrants)               May 15, 2003       370,370              0          3,704          0.00%

                  IP Unity, Inc. Series C P/S        July 27, 2001     1,104,265      1,987,677      1,127,013          0.18%

                  Luminous Networks, Inc.
                    Series D P/S                      May 31, 2001       868,710      1,816,299        204,357          0.03%

                  LuxN, Inc. C/S                 December 20, 2000       362,757      5,187,425          8,069          0.00%

                  Maple Optical Systems, Inc.
                    Series A-1 P/S                   July 31, 2002     5,714,285      2,000,000              0          0.00%

                  Maple Optical Systems, Inc.
                    Series A-1 P/S                  August 9, 2001     4,637,769      1,623,219              0          0.00%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[LOGO]Firsthand(R)

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Fund              Security                        Acquisition Date        Shares        Cost           Value      % Net Assets
--------------------------------------------------------------------------------------------------------------------------------
Firsthand         Polaris Networks, Inc.
Technology          Series A P/S                 November 16, 2001        297,848   $   297,848    $   168,880          0.03%
Value Fund
(cont'd)          Radia Communications, Inc.
                    Series B P/S                  January 28, 2002      4,836,274     4,836,274      4,836,274          0.77%

                  Radia Communications, Inc.
                    Series B P/S                  January 15, 2003      1,850,000     1,850,000      1,850,000          0.30%

                  Roxio, Inc. PIPE                   June 19, 2003      1,000,000     5,500,000      5,525,000          0.88%

                  Silicon Genesis Corp.
                    Series D P/S                    April 30, 2002      2,117,521     7,999,994      7,999,994          1.28%

                  Silicon Genesis Corp.
                    Series D (warrants)             April 30, 2002         79,407             0            794          0.00%

Firsthand
Technology
Innovators Fund   AuthenTec, Inc. Series C P/S       April 4, 2003        736,248       369,000        369,000          0.50%

                  AuthenTec, Inc. Series C
                    (warrants)                       April 4, 2003        196,333             0          1,963          0.00%

                  Centerpoint Broadband
                    Technologies, Inc.
                    Series D P/S                  October 24, 2000         27,092       292,052              0          0.00%

                  Clarisay, Inc. Series B P/S     January 24, 2001      2,861,519     2,618,290      1,112,845          1.51%

                  Clarisay, Inc. 8.00%
                    05/08/2005 C/N                     May 8, 2003        500,000       500,000        500,000          0.68%

                  Clarisay, Inc. (warrants)            May 8, 2003        500,000             0          1,000          0.00%

                  Innovion Corp.
                    Series C P/S                 February 23, 2001      1,500,000     3,000,000      1,435,500          1.94%

                  IP Unity, Inc. Series C P/S        July 27, 2001      1,117,957     2,012,323      1,140,987          1.54%

                  Luminous Networks, Inc.
                    Series D P/S                      May 31, 2001      1,522,719     3,183,701        358,207          0.49%

                  LuxN, Inc. C/S                 December 20, 2000        336,544     4,812,579          7,486          0.01%

                  Maple Optical Systems, Inc.
                    Series A-1 P/S                  August 9, 2001      9,647,945     3,376,781              0          0.00%

                  NuTool, Inc. Series D P/S       October 22, 2001        533,503     2,085,996      1,361,113          1.84%

                  Polaris Networks, Inc.
                    Series A P/S                 November 16, 2001        702,152       702,152        398,120          0.54%

                  Radia Communications, Inc.
                    Series B P/S                  January 28, 2002        663,726       663,726        663,726          0.90%

                  Silicon Genesis Corp.
                    Series C P/S                     March 8, 2001        466,670     3,248,023          4,667          0.01%

                  Silicon Genesis Corp.
                    Series - 1 9.00%
                    02/26/2005 C/N               February 26, 2003        500,000       500,000        500,000          0.68%

                  Silicon Genesis Corp.
                    Series - 1 (warrants)        February 26, 2003         93,870             0          1,878          0.00%

C/S   Common Stock
P/S   Preferred Stock
C/N   Convertible Note
PIPE  Private Investment in Public Equity.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


                                                    2003 Semi-Annual Report | 55

                                                       June 30, 2003 (unaudited)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

8. Risks

Because the return on and value of an investment in each Fund will fluctuate in response to stock market movements, the most significant risk of investing in a Fund is that you may lose money. Stocks and other equity securities are subject to market risks and fluctuations in value due to earnings, as well as economic, political, or regulatory events, and other factors beyond the Investment Adviser's control. The Funds are designed for long-term investors who can accept the risks of investing in a fund with significant common stock holdings in high-technology industries.

Each Fund is non-diversified. A risk of being non-diversified is that a significant change in the value of one company will have a greater impact on the Fund than it would if the Fund diversified its investments. Another risk for the Fund is its concentration of investments in companies within high-technology industries. The value of high-technology companies can, and often does, fluctuate dramatically and may expose you to greater-than-average financial and market risk.

9. Rule 12b-1 Plan

The Trust has a Plan of Distribution Pursuant to Rule 12b-1 (the "Plan") with respect to the Advisor Class shares of the Funds that was adopted pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, in consideration of the services to be provided and the expenses to be incurred by the Trust's distributor (the "Distributor") for any activities or expenses primarily intended to result in the sale of the Advisor Class shares of a Fund, the Fund shall pay to the Distributor a fee at the aggregate rate of 0.25% per year of the average daily net assets of the Advisor Class shares of the Funds. As of June 30, 2003, none of the Funds offer Advisor Class shares.

10. Fund Reorganization

On December 27, 2002, Firsthand Technology Value Fund (the "Acquiring Fund") acquired the assets and assumed the liabilities of Firsthand Communications Fund (the "Acquired Fund") in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of Changes in Net Assets. Net assets and unrealized depreciation as of the reorganization date were as follows:

                                         Total net assets       Acquired Fund
 Total net assets   Total net assets     of Acquiring Fund       unrealized
 of Acquired Fund   of Acquiring Fund    after acquisition      depreciation
--------------------------------------------------------------------------------
   $24,246,552        $477,555,846         $501,802,398         $45,450,144

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


[LOGO]Firsthand(R)

Notes


                                                    2003 Semi-Annual Report | 57

Notes


[LOGO]Firsthand(R)

Notes


                                                    2003 Semi-Annual Report | 59

Notes


[LOGO]Firsthand(R)

Notes


                                                    2003 Semi-Annual Report | 61

[LOGO]Firsthand(R)

Firsthand Funds
P.O. Box 8356
Boston, MA 02266-8356
1.888.884.2675
www.firsthandfunds.com

Investment Adviser
Firsthand Capital Management, Inc. 125
South Market Suite 1200 San Jose, CA 95113

Distributor
ALPS Distributors, Inc. 1625
Broadway Suite 2200 Denver,
CO 80202

Transfer Agent
State Street Bank and Trust Company P.O.
Box 8356 Boston, MA 02266-8356
1.888.884.2675


[LOGO]Firsthand(R)

--------------------------------------------------------------------------------

       This report is provided for the general information of the shareholders of Firsthand Funds. This report is not intended for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. For more information regarding any of the Funds, including charges and expenses, visit our web-site at www.firsthandfunds.com or call
       1.888.884.2675 for a free prospectus. Please read the prospectus carefully before you invest or send money.

       Firsthand Funds are distributed by ALPS Distributors, Inc.

--------------------------------------------------------------------------------

Item 2.  Code of Ethics.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 3.  Audit Committee Financial Expert.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 4.  Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

Item 5.  Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant.

Item 6.  [Reserved by SEC for future use.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.  [Reserved by SEC for future use.]

Item 9.  Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Kevin M. Landis, the registrant's President, and Omar Billawala, the registrant's Treasurer, reviewed the registrant's disclosure controls and procedures and evaluated their effectiveness. Based on their review, Messrs. Landis and Billawala determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a)(2) Separate certifications required by Rule 30a-2 under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(b) A single  certification  required  by Rule  30a-2(b)  under  the  Investment
Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FIRSTHAND FUNDS

By:      /s/ Kevin M. Landis
         -----------------------------------
         Kevin M. Landis
         President

Date:    September 5, 2003
         -----------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By:      /s/ Kevin M. Landis
         -----------------------------------
         Kevin M. Landis
         President

Date:    September 5, 2003
         -----------------------------------



By:      /s/ Omar Billawala
         Omar Billawala
         Treasurer

Date:    September 5, 2003
         -----------------------------------